UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
6/30/14 (Unaudited)

COMMON STOCKS (56.3%)(a)
			Shares	Value

Basic materials (2.8%)

Aceto Corp.			5,151	$93,439

Agnico-Eagle Mines, Ltd. (Canada)			610	23,358

Air Liquide SA (France)			530	71,557

Albemarle Corp.			465	33,248

Amcor, Ltd. (Australia)			46,008	452,487

Andersons, Inc. (The)			2,608	134,521

Antofagasta PLC (United Kingdom)			27,270	356,091

ArcelorMittal SA (France)			34,693	514,481

Asahi Kasei Corp. (Japan)			5,000	38,251

Assa Abloy AB Class B (Sweden)			3,570	181,664

Axiall Corp.			7,013	331,505

BASF SE (Germany)			9,528	1,109,360

BHP Billiton PLC (United Kingdom)			17,029	550,665

BHP Billiton, Ltd. (Australia)			23,880	808,383

Buzzi Unicem SpA (Italy)			3,194	53,751

Cambrex Corp.(NON)			18,241	377,589

Chemtura Corp.(NON)			18,264	477,238

Compagnie de Saint-Gobain (France)			2,459	138,742

Croda International PLC (United Kingdom)			1,000	37,668

Domtar Corp. (Canada)			2,860	122,551

Dow Chemical Co. (The)			181,700	9,350,282

EMS-Chemie Holding AG (Switzerland)			1,018	406,373

Fletcher Building, Ltd. (New Zealand)			2,205	17,008

Fortescue Metals Group, Ltd. (Australia)			22,389	91,836

Givaudan SA (Switzerland)			12	20,014

Glencore Xstrata PLC (United Kingdom)			155,622	867,042

Hi-Crush Partners LP (Units)			5,788	379,461

Hitachi Metals, Ltd. (Japan)			69,000	1,044,825

Holcim, Ltd. (Switzerland)			4,641	407,945

Horsehead Holding Corp.(NON)			19,240	351,322

Innophos Holdings, Inc.			3,962	228,092

Innospec, Inc.			4,859	209,763

International Flavors & Fragrances, Inc.			475	49,533

KapStone Paper and Packaging Corp.(NON)			8,936	296,050

Koninklijke Boskalis Westminster NV (Netherlands)			8,871	508,780

Kraton Performance Polymers, Inc.(NON)			5,314	118,980

L.B. Foster Co. Class A			4,074	220,485

Landec Corp.(NON)			32,483	405,713

LG Chemical, Ltd. (South Korea)			700	204,784

Limoneira Co.			3,375	74,149

Linde AG (Germany)			305	64,859

LSB Industries, Inc.(NON)			8,611	358,820

LyondellBasell Industries NV Class A			57,708	5,635,186

Minerals Technologies, Inc.			2,202	144,407

Monsanto Co.			1,800	224,532

Mota-Engil Africa (Rights) (Portugal)(F)(NON)			41,934	21,533

Mota-Engil SGPS SA (Portugal)			48,179	377,357

NN, Inc.			14,349	367,047

Olin Corp.			8,289	223,140

OM Group, Inc.			4,771	154,724

Packaging Corp. of America			13,800	986,562

PPG Industries, Inc.			405	85,111

Randgold Resources, Ltd. (United Kingdom)			598	49,871

Rayonier Advanced Materials, Inc.(NON)			5,900	228,625

Reliance Steel & Aluminum Co.			11,600	855,036

Rio Tinto PLC (United Kingdom)			9,064	482,194

S&W Seed Co.(NON)(S)			12,073	78,354

Sherwin-Williams Co. (The)			26,300	5,441,733

Sigma-Aldrich Corp.			717	72,761

Sika AG (Switzerland)			5	20,444

Solvay SA (Belgium)			1,669	287,270

Sumitomo Metal Mining Co., Ltd. (Japan)			30,000	487,143

Syngenta AG (Switzerland)			1,661	618,661

Taiheiyo Cement Corp. (Japan)			7,000	28,192

Trex Co., Inc.(NON)			7,438	214,363

Tronox, Ltd. Class A			7,712	207,453

U.S. Silica Holdings, Inc.			10,611	588,274

UPM-Kymmene OYJ (Finland)			30,566	522,338

Veidekke ASA (Norway)			14,740	165,811

voestalpine AG (Austria)			18,378	874,610

Wacker Chemie AG (Germany)			904	104,388

Wendel SA (France)			3,991	571,626

Yamana Gold, Inc. (Canada)			2,298	18,909

Zep, Inc.			10,981	193,924

				41,914,244
Capital goods (4.3%)

ABB, Ltd. (Switzerland)			27,104	624,113

Airbus Group NV (France)			10,476	702,034

Alfa Laval AB (Sweden)			29,055	748,819

Alliant Techsystems, Inc.			2,725	364,932

Alstom SA (France)			2,005	73,098

Altra Industrial Motion Corp.			10,481	381,404

Astronics Corp.(NON)			2,796	157,834

AviChina Industry & Technology Co., Ltd. (China)			264,000	149,195

AZZ, Inc.			4,872	224,502

Ball Corp.			20,900	1,310,012

Boeing Co. (The)			287	36,515

Caterpillar, Inc.			44,100	4,792,347

Chase Corp.			5,778	197,261

Coway Co., Ltd. (South Korea)			3,471	290,565

Crown Holdings, Inc.(NON)			102,600	5,105,376

Cummins, Inc.			34,549	5,330,565

Daikin Industries, Ltd. (Japan)			3,400	214,528

Douglas Dynamics, Inc.			9,396	165,558

DXP Enterprises, Inc.(NON)			1,973	149,040

Faurecia (France)			5,574	210,351

Franklin Electric Co., Inc.			4,584	184,873

Gaztransport Et Technigaz SA (France)			2,394	156,071

Generac Holdings, Inc.(NON)			6,050	294,877

General Dynamics Corp.			650	75,758

Greenbrier Cos., Inc. (The)(NON)			12,954	746,150

HD Supply Holdings, Inc.(NON)			5,303	150,552

HEICO Corp.			1,257	65,289

Hitachi, Ltd. (Japan)			14,000	102,542

Hyster-Yale Materials Holdings, Inc.			2,139	189,387

IDEX Corp.			25,200	2,034,648

IHI Corp. (Japan)			117,000	545,126

II-VI, Inc.(NON)			17,801	257,402

IMI PLC (United Kingdom)			27,584	701,972

Ingersoll-Rand PLC			34,500	2,156,595

JGC Corp. (Japan)			17,000	516,519

Joy Global, Inc.			30,600	1,884,348

Kadant, Inc.			5,947	228,662

Leggett & Platt, Inc.			39,600	1,357,488

Miller Industries, Inc.			7,244	149,082

MSA Safety, Inc.			2,413	138,699

Northrop Grumman Corp.			49,100	5,873,833

NSK, Ltd. (Japan)			19,000	247,007

Orbital Sciences Corp.(NON)			11,023	325,730

OSRAM Licht AG (Germany)(NON)			7,702	388,475

Polypore International, Inc.(NON)			1,492	71,213

Raytheon Co.			94,618	8,728,511

Rexam PLC (United Kingdom)			5,184	47,465

Rheinmetall AG (Germany)			3,497	247,563

Roper Industries, Inc.			35,847	5,234,020

Safran SA (France)			5,307	347,466

Schindler Holding AG (Switzerland)			280	42,562

Schneider Electric SA (France)			1,260	118,616

Singapore Technologies Engineering, Ltd. (Singapore)			159,000	484,562

SMC Corp. (Japan)			400	107,043

Societe BIC SA (France)			445	60,885

Standard Motor Products, Inc.			10,302	460,190

Standex International Corp.			2,782	207,203

Stericycle, Inc.(NON)			227	26,881

Stoneridge, Inc.(NON)			16,215	173,825

Tenneco, Inc.(NON)			2,602	170,951

THK Co., Ltd. (Japan)			19,100	450,232

Tower International, Inc.(NON)			11,776	433,828

TriMas Corp.(NON)			13,597	518,454

Trinseo SA(NON)			2,823	58,718

Vinci SA (France)			17,827	1,332,814

WABCO Holdings, Inc.(NON)			45,700	4,881,674

Waste Management, Inc.			1,035	46,296

Zodiac Aerospace (France)			12,317	416,919

				64,667,025
Communication services (2.2%)

Allot Communications, Ltd. (Israel)(NON)			5,466	71,331

Arris Group, Inc.(NON)			3,231	105,104

Aruba Networks, Inc.(NON)			3,517	61,618

Belgacom SA (Belgium)			1,400	46,459

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			21,690	40,643

British Sky Broadcasting Group PLC (United Kingdom)			1,593	24,645

BT Group PLC (United Kingdom)			121,520	800,474

CalAmp Corp.(NON)			10,473	226,845

Com Hem Holding AB (Sweden)(NON)			15,665	147,705

Comcast Corp. Class A			199,667	10,718,125

Deutsche Telekom AG (Germany)			38,304	671,356

EchoStar Corp. Class A(NON)			14,629	774,459

Eutelsat Communications SA (France)			1,462	50,799

Frontier Communications Corp.			38,583	225,325

HSN, Inc.			1,688	99,997

IDT Corp. Class B			5,993	104,398

Inteliquent, Inc.			8,677	120,350

Iridium Communications, Inc.(NON)			15,541	131,477

KDDI Corp. (Japan)			2,000	121,988

Liberty Global PLC Ser. C (United Kingdom)			3,600	152,316

Loral Space & Communications, Inc.(NON)			2,866	208,330

NICE Systems, Ltd. (Israel)			961	39,263

NTT DoCoMo, Inc. (Japan)			34,300	586,423

Numericable Group SA (France)(NON)(S)			2,447	145,754

Orange (France)			33,133	522,878

Quebecor, Inc. Class B (Canada)			7,800	188,741

Ruckus Wireless, Inc.(NON)			9,101	108,393

SBA Communications Corp. Class A(NON)			245	25,064

SES SA GDR (France)			1,902	72,142

ShoreTel, Inc.(NON)			9,755	63,603

StarHub, Ltd. (Singapore)			6,000	20,066

Swisscom AG (Switzerland)			60	34,878

Tele2 AB Class B (Sweden)			17,977	211,746

Telecom Corp. of New Zealand, Ltd. (New Zealand)			64,967	152,443

Telecom Italia SpA RSP (Italy)			335,690	331,645

Telefonica SA (Spain)			31,423	538,705

Telenor ASA (Norway)			20,462	466,027

Telstra Corp., Ltd. (Australia)			157,197	772,272

Ubiquiti Networks, Inc.(NON)(S)			5,763	260,430

USA Mobility, Inc.			8,470	130,438

Verizon Communications, Inc.			263,270	12,881,801

Vodafone Group PLC (United Kingdom)			203,919	680,525

Ziggo NV (Netherlands)			6,141	283,968

				33,420,949
Conglomerates (0.8%)

3M Co.			149	21,343

AMETEK, Inc.			52,358	2,737,276

Danaher Corp.			81,040	6,380,279

Exor SpA (Italy)			8,176	335,750

General Electric Co.			1,296	34,059

Keisei Electric Railway Co., Ltd. (Japan)			1,000	9,960

Marubeni Corp. (Japan)			27,000	197,493

Mitsubishi Corp. (Japan)			21,900	455,489

Siemens AG (Germany)			14,246	1,881,455

Vivendi SA (France)			5,054	123,668

				12,176,772
Consumer cyclicals (6.6%)

ABC-Mart, Inc. (Japan)			400	21,401

Adidas AG (Germany)			3,873	392,285

ADT Corp. (The)			51,199	1,788,893

Advance Auto Parts, Inc.			157	21,182

ANN, Inc.(NON)			7,767	319,534

Ascena Retail Group, Inc.(NON)			6,809	116,434

Ascent Capital Group, Inc. Class A(NON)			838	55,316

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			24,545	351,555

Automatic Data Processing, Inc.			1,107	87,763

AutoZone, Inc.(NON)			63	33,783

Axel Springer AG (Germany)			760	46,778

Babcock International Group PLC (United Kingdom)			27,066	538,247

Bayerische Motoren Werke (BMW) AG (Germany)			4,764	604,192

Bed Bath & Beyond, Inc.(NON)			379	21,747

Big Lots, Inc.(NON)			6,812	311,308

Blyth, Inc.(S)			5,187	40,355

Brown Shoe Co., Inc.			4,075	116,586

Bunzl PLC (United Kingdom)			835	23,179

Bureau Veritas SA (France)			17,628	489,278

CaesarStone Sdot-Yam, Ltd. (Israel)			2,379	116,761

Carmike Cinemas, Inc.(NON)			3,864	135,742

Century Casinos, Inc.(NON)			15,070	87,255

China ZhengTong Auto Services Holdings, Ltd. (China)			219,500	122,914

Cintas Corp.			312	19,824

Compagnie Financiere Richemont SA (Switzerland)			8,523	894,300

Compass Group PLC (United Kingdom)			63,311	1,101,924

Continental AG (Germany)			5,357	1,240,773

Conversant, Inc.(NON)			8,026	203,860

Cooper Tire & Rubber Co.			11,858	355,740

Corporate Executive Board Co. (The)			1,705	116,315

Crocs, Inc.(NON)			3,720	55,912

Daimler AG (Registered Shares) (Germany)			6,389	598,395

Daito Trust Construction Co., Ltd. (Japan)			600	70,539

Dalata Hotel Group, Ltd. (Ireland)(NON)			25,858	106,066

Deckers Outdoor Corp.(NON)			6,806	587,562

Deluxe Corp.			10,546	617,785

Demand Media, Inc.(NON)			10,050	48,441

Denso Corp. (Japan)			7,900	377,045

Destination Maternity Corp.			11,312	257,574

Dollar Tree, Inc.(NON)			405	22,056

Don Quijote Co., Ltd. (Japan)			500	27,886

Ennis, Inc.			8,954	136,638

Equinix, Inc.			341	24,736

Expedia, Inc.			23,490	1,850,072

Experian PLC (United Kingdom)			33,085	559,422

FactSet Research Systems, Inc.			259	31,153

Fuji Heavy Industries, Ltd. (Japan)			34,000	941,415

G&K Services, Inc. Class A			3,744	194,950

GameStop Corp. Class A			35,000	1,416,450

Gap, Inc. (The)			52,400	2,178,268

Gartner, Inc.(NON)			477	33,638

General Motors Co.			48,600	1,764,180

Genesco, Inc.(NON)			2,828	232,264

Global Mediacom Tbk PT (Indonesia)			1,470,200	263,532

Green Dot Corp. Class A(NON)			6,095	115,683

Haier Electronics Group Co., Ltd. (China)			42,000	109,736

Hanesbrands, Inc.			22,300	2,195,212

Harbinger Group, Inc.(NON)			29,074	369,240

Harley-Davidson, Inc.			56,500	3,946,525

Hilton Worldwide Holdings, Inc.(NON)			187,700	4,373,410

Hino Motors, Ltd. (Japan)			38,000	523,271

Home Depot, Inc. (The)			121,122	9,806,037

ITV PLC (United Kingdom)			222,554	678,726

KAR Auction Services, Inc.			17,193	547,941

Kimberly-Clark Corp.			93,210	10,366,816

Kingfisher PLC (United Kingdom)			22,262	136,776

La-Z-Boy, Inc.			4,187	97,013

Lenta, Ltd. 144A GDR (Russia)(NON)			13,123	169,287

Lions Gate Entertainment Corp.			10,780	308,092

Lowe's Cos., Inc.			113,221	5,433,476

Lumber Liquidators Holdings, Inc.(NON)			1,026	77,925

Luxottica Group SpA (Italy)			3,266	189,037

Macy's, Inc.			61,015	3,540,090

Madison Square Garden Co. (The) Class A(NON)			199	12,428

Marcus Corp.			12,846	234,440

MasterCard, Inc. Class A			8,779	644,993

MAXIMUS, Inc.			2,341	100,710

Mediaset SpA (Italy)(NON)			44,889	218,821

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			5,400	192,834

MGM China Holdings, Ltd. (Hong Kong)			169,200	587,257

Moncler SpA (Italy)			3,458	57,341

MSC Industrial Direct Co., Inc. Class A			166	15,876

Namco Bandai Holdings, Inc. (Japan)			36,500	854,627

National CineMedia, Inc.			15,193	266,029

Next PLC (United Kingdom)			10,157	1,125,529

Nissan Motor Co., Ltd. (Japan)			30,600	290,278

Nitori Holdings Co., Ltd. (Japan)			600	32,812

Nu Skin Enterprises, Inc. Class A			1,716	126,915

Omnicom Group, Inc.			50,571	3,601,667

Panasonic Corp. (Japan)			82,600	1,006,154

Penn National Gaming, Inc.(NON)			20,421	247,911

PetSmart, Inc.			190	11,362

Pitney Bowes, Inc.			8,982	248,083

Priceline Group, Inc. (The)(NON)			2,495	3,001,485

Puregold Price Club, Inc. (Philippines)			209,800	208,598

Randstad Holding NV (Netherlands)			3,104	168,270

Reed Elsevier NV (Netherlands)			2,509	57,546

Reed Elsevier PLC (United Kingdom)			1,786	28,732

Remy International, Inc.			6,043	141,104

Renault SA (France)			7,061	638,420

Rinnai Corp. (Japan)			300	28,962

Sankyo Co., Ltd. (Japan)			500	19,224

Scotts Miracle-Gro Co. (The) Class A			247	14,044

Scripps Networks Interactive Class A			24,270	1,969,268

Secom Co., Ltd. (Japan)			500	30,551

Sega Sammy Holdings, Inc. (Japan)			17,100	336,413

Select Comfort Corp.(NON)			8,350	172,511

Serco Group PLC (United Kingdom)			29,813	186,485

Shimamura Co., Ltd. (Japan)			200	19,663

Sinclair Broadcast Group, Inc. Class A			3,998	138,931

Singapore Press Holdings, Ltd. (Singapore)			12,000	40,132

SJM Holdings, Ltd. (Hong Kong)			156,000	390,886

Sodexho (France)			596	64,105

Sonic Automotive, Inc. Class A			9,953	265,546

Sotheby's Class A			6,977	292,964

Sports Direct International PLC (United Kingdom)(NON)			17,744	214,543

Steven Madden, Ltd.(NON)			3,175	108,903

Sun TV Network, Ltd. (India)			15,043	114,789

Suzuki Motor Corp. (Japan)			28,000	876,995

Swatch Group AG (The) (Switzerland)			743	448,665

Swire Pacific, Ltd. Class A (Hong Kong)			2,500	30,773

Target Corp.			973	56,385

Thomas Cook Group PLC (United Kingdom)(NON)			95,845	218,979

Thomson Reuters Corp. (Canada)			716	26,034

TiVo, Inc.(NON)			42,338	546,584

TJX Cos., Inc. (The)			272	14,457

Toyota Motor Corp. (Japan)			26,200	1,573,474

TUI Travel PLC (United Kingdom)			69,082	470,543

USS Co. Ltd. (Japan)			1,800	30,721

Vail Resorts, Inc.			1,321	101,955

Valeo SA (France)			5,712	767,205

Verisk Analytics, Inc. Class A(NON)			410	24,608

VF Corp.			805	50,715

Viacom, Inc. Class B			72,236	6,265,028

VOXX International Corp.(NON)			18,913	177,971

WH Smith PLC (United Kingdom)			6,095	111,612

Wirecard AG (Germany)			2,938	126,845

World Fuel Services Corp.			7,406	364,597

WPP PLC (United Kingdom)			28,589	623,333

Wyndham Worldwide Corp.			26,585	2,013,016

				98,604,133
Consumer staples (4.4%)

Altria Group, Inc.			3,258	136,641

Anheuser-Busch InBev NV (Belgium)			13,444	1,544,504

Associated British Foods PLC (United Kingdom)			19,887	1,037,715

Barrett Business Services, Inc.			2,778	130,566

Barry Callebaut AG (Switzerland)			242	328,834

Beacon Roofing Supply, Inc.(NON)			1,541	51,038

Benesse Holdings, Inc. (Japan)			700	30,369

Bigfoot GmbH (acquired 8/2/13, cost $21,982) (Private) (Brazil)(F)(RES)(NON)			1	14,733

Blue Nile, Inc.(NON)			2,562	71,736

Boulder Brands, Inc.(NON)			3,261	46,241

Bright Horizons Family Solutions, Inc.(NON)			5,288	227,067

British American Tobacco (BAT) PLC (United Kingdom)			11,003	654,926

Calbee, Inc. (Japan)			23,500	648,132

Capita PLC (United Kingdom)			1,525	29,883

Carrefour SA (France)			15,680	578,419

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			58,000	3,742

Chegg, Inc.(NON)			16,499	116,153

Colgate-Palmolive Co.			27,400	1,868,132

Colruyt SA (Belgium)			1,015	51,563

Core-Mark Holding Co., Inc.			5,844	266,662

Coty, Inc. Class A			17,430	298,576

CVS Caremark Corp.			154,046	11,610,447

Diageo PLC (United Kingdom)			15,461	493,743

Distribuidora Internacional de Alimentacion SA (Spain)			44,399	408,789

Dr. Pepper Snapple Group, Inc.			86,938	5,092,828

General Mills, Inc.			628	32,995

Genuine Parts Co.			44,100	3,871,980

Geo Group, Inc. (The)(R)			2,475	88,432

Grand Canyon Education, Inc.(NON)			1,866	85,780

Heineken Holding NV (Netherlands)			7,847	515,916

Henkel AG & Co. KGaA (Preference) (Germany)			4,362	504,291

Hershey Co. (The)			680	66,212

ITOCHU Corp. (Japan)			8,500	109,160

ITT Educational Services, Inc.(NON)(S)			18,817	314,056

Japan Tobacco, Inc. (Japan)			24,500	893,130

Kao Corp. (Japan)			16,100	633,638

Kerry Group PLC Class A (Ireland)			7,969	598,521

Kforce, Inc.			11,906	257,765

Koninklijke Ahold NV (Netherlands)			37,296	700,162

Korn/Ferry International(NON)			6,505	191,052

Krispy Kreme Doughnuts, Inc.(NON)			8,759	139,969

L'Oreal SA (France)			2,984	514,222

Lawson, Inc. (Japan)			500	37,510

Lorillard, Inc.			1,501	91,516

ManpowerGroup, Inc.			41,800	3,546,730

McDonald's Corp.			1,069	107,691

MEIJI Holdings Co., Ltd. (Japan)			8,600	569,626

Mondelez International, Inc. Class A			205,500	7,728,855

MWI Veterinary Supply, Inc.(NON)			1,445	205,176

NACCO Industries, Inc. Class A			1,077	54,496

Nestle SA (Switzerland)			33,779	2,616,844

New Oriental Education & Technology Group, Inc. ADR (China)			9,200	244,444

Nissin Food Products Co., Ltd. (Japan)			600	30,857

Nutraceutical International Corp.(NON)			4,196	100,117

On Assignment, Inc.(NON)			9,752	346,879

Overstock.com, Inc.(NON)			2,366	37,312

Papa John's International, Inc.			5,925	251,161

PepsiCo, Inc.			1,422	127,041

Philip Morris International, Inc.			115,400	9,729,374

Popeyes Louisiana Kitchen, Inc.(NON)			4,761	208,103

Procter & Gamble Co. (The)			184	14,461

Reckitt Benckiser Group PLC (United Kingdom)			6,682	583,214

Red Robin Gourmet Burgers, Inc.(NON)			1,644	117,053

RetailMeNot, Inc.(NON)			6,411	170,597

SABMiller PLC (United Kingdom)			7,415	429,938

Seven & I Holdings Co., Ltd. (Japan)			2,800	117,965

Shutterfly, Inc.(NON)			1,308	56,322

SpartanNash Co.			6,030	126,690

Starbucks Corp.			1,109	85,814

Tate & Lyle PLC (United Kingdom)			6,213	72,782

TrueBlue, Inc.(NON)			23,770	655,339

Unilever NV ADR (Netherlands)			12,107	529,754

Unilever PLC (United Kingdom)			9,138	414,584

United Natural Foods, Inc.(NON)			1,792	116,659

USANA Health Sciences, Inc.(NON)			1,468	114,710

WM Morrison Supermarkets PLC (United Kingdom)			14,080	44,193

Wolseley PLC (United Kingdom)			3,158	173,109

Woolworths, Ltd. (Australia)			10,479	348,015

Zalando AG (acquired 9/30/13, cost $44,840) (Private) (Germany)(F)(RES)(NON)			2	44,711

				65,508,362
Energy (4.7%)

Aker Solutions ASA (Norway)			7,885	137,033

AltaGas, Ltd. (Canada)			305	14,029

AMEC PLC (United Kingdom)			31,668	658,489

Baker Hughes, Inc.			53,700	3,997,965

Beijing Jingneng Clean Energy Co., Ltd. (China)			250,000	111,607

BG Group PLC (United Kingdom)			41,786	883,180

BP PLC (United Kingdom)			170,476	1,502,234

Cabot Oil & Gas Corp.			53,900	1,840,146

Callon Petroleum Co.(NON)			35,997	419,365

Chevron Corp.			1,198	156,399

ConocoPhillips			871	74,671

Crescent Point Energy Corp. (Canada)			614	27,212

Delek US Holdings, Inc.			12,148	342,938

Dril-Quip, Inc.(NON)			7,500	819,300

EnCana Corp. (Canada)			12,800	303,251

EOG Resources, Inc.			61,000	7,128,460

EQT Corp.			166	17,745

Exxon Mobil Corp.			129,482	13,036,248

Ezion Holdings, Ltd. (Singapore)			162,000	270,238

FutureFuel Corp.			19,267	319,640

Genel Energy PLC (United Kingdom)(NON)			8,871	154,096

Gulfport Energy Corp.(NON)			2,252	141,426

Halliburton Co.			85,400	6,064,254

Idemitsu Kosan Co., Ltd. (Japan)			700	15,209

Key Energy Services, Inc.(NON)			26,987	246,661

Kodiak Oil & Gas Corp.(NON)			13,929	202,667

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	1,247

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	1,247

Occidental Petroleum Corp.			580	59,525

Oceaneering International, Inc.			16,113	1,258,909

Oil States International, Inc.(NON)			9,500	608,855

Pembina Pipeline Corp. (Canada)			530	22,803

Phillips 66			496	39,893

Rosetta Resources, Inc.(NON)			2,658	145,791

Royal Dutch Shell PLC Class A (United Kingdom)			36,986	1,530,858

Royal Dutch Shell PLC Class A (United Kingdom)			23,192	960,326

Royal Dutch Shell PLC Class B (United Kingdom)			24,370	1,060,396

Schlumberger, Ltd.			124,376	14,670,149

Spectra Energy Corp.			591	25,106

SPT Energy Group, Inc. (China)			296,000	155,822

Statoil ASA (Norway)			35,100	1,078,090

Stone Energy Corp.(NON)			6,845	320,278

Suncor Energy, Inc. (Canada)			9,532	406,453

Superior Energy Services, Inc.			139,000	5,023,460

Total SA (France)			18,231	1,317,585

TransCanada Corp. (Canada)			832	39,711

Unit Corp.(NON)			3,357	231,062

Vaalco Energy, Inc.(NON)			19,012	137,457

Vermilion Energy, Inc. (Canada)			222	15,448

W&T Offshore, Inc.			5,841	95,617

Williams Companies, Inc. (The)			627	36,498

Woodside Petroleum, Ltd. (Australia)			13,566	525,370

WPX Energy, Inc.(NON)			98,500	2,355,135

				71,007,554
Financials (11.4%)

Access National Corp.			5,814	88,140

ACE, Ltd.			3,338	346,151

Admiral Group PLC (United Kingdom)			11,860	314,404

AG Mortgage Investment Trust, Inc.(R)			3,387	64,116

Ageas (Belgium)			15,872	633,207

Agree Realty Corp.(R)			6,093	184,191

AIA Group, Ltd. (Hong Kong)			281,800	1,416,199

Alleghany Corp.(NON)			6,173	2,704,515

Allianz SE (Germany)			5,979	996,364

Allied World Assurance Co. Holdings AG			12,729	483,957

American Equity Investment Life Holding Co.			13,500	332,100

American International Group, Inc.			6,600	360,228

Amtrust Financial Services, Inc.			7,153	299,067

Aon PLC			80,300	7,234,227

Arch Capital Group, Ltd.(NON)			505	29,007

Arlington Asset Investment Corp. Class A			3,921	107,161

ARMOUR Residential REIT, Inc.(R)			18,061	78,204

Ascendas Real Estate Investment Trust (Singapore)(R)			27,000	49,804

Ashford Hospitality Prime, Inc.(R)			4,211	72,261

Ashford Hospitality Trust, Inc.(R)			21,053	242,952

Aspen Insurance Holdings, Ltd.			377	17,123

Assicurazioni Generali SpA (Italy)			33,899	743,151

Australia & New Zealand Banking Group, Ltd. (Australia)			17,254	542,430

AvalonBay Communities, Inc.(R)			37,589	5,344,780

AXA SA (France)			30,452	727,837

Axis Capital Holdings, Ltd.			519	22,981

Banca Popolare di Milano Scarl (Italy)(NON)			142,171	127,512

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			50,437	642,911

Banco Espirito Santo SA (Portugal)(NON)(S)			293,558	241,985

Banco Latinoamericano de Exportaciones SA Class E (Panama)			13,487	400,159

Banco Santander SA (Spain)			78,130	816,284

Bank Hapoalim BM (Israel)			3,700	21,392

Bank Leumi Le-Israel BM (Israel)(NON)			5,294	20,658

Bank of East Asia, Ltd. (Hong Kong)			6,400	26,548

Bank of Ireland (Ireland)(NON)			723,558	244,720

Bank of Kentucky Financial Corp.			3,444	119,817

Bank of New York Mellon Corp. (The)			121,900	4,568,812

Bank of Queensland, Ltd. (Australia)			26,843	308,548

Bank of Yokohama, Ltd. (The) (Japan)			95,000	546,715

BankUnited, Inc.			854	28,592

Barclays PLC (United Kingdom)			112,516	409,767

Bellway PLC (United Kingdom)			8,378	224,535

Beni Stabili SpA (Italy)(R)(S)			117,426	107,730

Berkshire Hathaway, Inc. Class B(NON)			6,545	828,335

BNP Paribas SA (France)			8,098	549,384

BOC Hong Kong Holdings, Ltd. (Hong Kong)			10,500	30,415

BofI Holding, Inc.(NON)			3,780	277,717

British Land Company PLC (United Kingdom)(R)			8,790	105,679

Broadridge Financial Solutions, Inc.			752	31,313

Canadian Imperial Bank of Commerce (Canada)			734	66,793

CapitaMall Trust (Singapore)(R)			31,000	49,102

Cardinal Financial Corp.			11,265	207,952

Carlyle Group LP (The)			4,704	159,748

CBL & Associates Properties, Inc.(R)			7,700	146,300

CBRE Group, Inc. Class A(NON)			125,600	4,024,224

Challenger, Ltd. (Australia)			78,726	552,306

Chiba Bank, Ltd. (The) (Japan)			7,000	49,405

Chubb Corp. (The)			59,458	5,480,244

Citizens & Northern Corp.			7,260	141,497

City National Corp.			26,361	1,997,109

CNO Financial Group, Inc.			14,371	255,804

Commonwealth Bank of Australia (Australia)			21,653	1,651,383

Credicorp, Ltd. (Peru)			1,500	233,205

Credit Acceptance Corp.(NON)			1,366	168,155

Credit Agricole SA (France)			53,441	753,721

Credit Suisse Group AG (Switzerland)			10,778	308,221

CYS Investments, Inc.(R)			10,961	98,868

DBS Group Holdings, Ltd. (Singapore)			37,000	497,033

Deutsche Bank AG (Germany)			12,916	454,439

Deutsche Wohnen AG (Germany)			26,551	572,612

Dexus Property Group (Australia)(R)			464,843	486,539

Discover Financial Services			106,900	6,625,662

DNB ASA (Norway)			7,910	144,689

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			124,516	218,669

East West Bancorp, Inc.			4,092	143,179

Education Realty Trust, Inc.(R)			31,330	336,484

Encore Capital Group, Inc.(NON)			7,580	344,284

EPR Properties(R)			3,184	177,890

Erste Group Bank AG (Czech Republic)			9,256	299,366

Essex Property Trust, Inc.(R)			28,500	5,269,935

Eurazeo SA (France)			953	79,275

Everest Re Group, Ltd.			195	31,296

Farmers Capital Bank Corp.(NON)			5,232	118,191

Federal Agricultural Mortgage Corp. Class C			5,225	162,393

Federal Realty Investment Trust(R)			11,200	1,354,304

Financial Institutions, Inc.			7,476	175,088

First Community Bancshares Inc.			7,028	100,711

First Industrial Realty Trust(R)			6,874	129,506

First NBC Bank Holding Co.(NON)			4,391	147,142

First Niagara Financial Group, Inc.			110,900	969,266

FirstMerit Corp.			8,750	172,813

Flushing Financial Corp.			7,386	151,782

Genworth Financial, Inc. Class A(NON)			44,357	771,812

Gjensidige Forsikring ASA (Norway)			2,944	52,796

Glimcher Realty Trust(R)			13,141	142,317

Goldman Sachs Group, Inc. (The)			66,954	11,210,778

GPT Group (Australia)(R)			143,863	520,917

Grupo Financiero Banorte SAB de CV (Mexico)			31,100	222,412

Hammerson PLC (United Kingdom)(R)			36,052	357,856

Hang Seng Bank, Ltd. (Hong Kong)			34,400	561,912

Hanmi Financial Corp.			14,557	306,862

Hannover Rueckversicherung AG (Germany)			653	58,844

Heartland Financial USA, Inc.			5,022	124,194

Heritage Financial Group, Inc.			6,137	121,697

HFF, Inc. Class A			18,722	696,271

Hibernia REIT PLC (Ireland)(NON)(R)			325,866	495,291

Hongkong Land Holdings, Ltd. (Hong Kong)			18,000	120,060

HSBC Holdings PLC (United Kingdom)			181,286	1,839,489

ING Groep NV GDR (Netherlands)(NON)			51,567	724,466

Insurance Australia Group, Ltd. (Australia)			125,828	692,913

Intact Financial Corp. (Canada)			2,595	178,942

Invesco Mortgage Capital, Inc.(R)			5,605	97,303

Investor AB Class B (Sweden)			14,987	562,331

Investors Real Estate Trust(R)			15,497	142,727

Israel Corp, Ltd. (The) (Israel)(NON)			33	18,801

iStar Financial, Inc.(NON)(R)			13,101	196,253

Japan Retail Fund Investment Corp. (Japan)(R)			23	51,719

Joyo Bank, Ltd. (The) (Japan)			85,000	453,087

JPMorgan Chase & Co.			258,018	14,866,997

Julius Baer Group, Ltd. (Switzerland)			819	33,765

Kilroy Realty Corp.(R)			10,900	678,852

KKR & Co. LP			7,400	180,042

Legal & General Group PLC (United Kingdom)			144,999	559,333

Lexington Realty Trust(R)			30,800	339,108

Lloyds Banking Group PLC (United Kingdom)(NON)			1,064,978	1,353,283

LTC Properties, Inc.(R)			8,071	315,092

M&T Bank Corp.			538	66,739

Maiden Holdings, Ltd. (Bermuda)			12,416	150,109

MainSource Financial Group, Inc.			11,141	192,182

Meta Financial Group, Inc.			4,120	164,800

Metro Bank PLC (acquired 1/15/14, cost $145,960) (Private) (United Kingdom)(F)(RES)(NON)			6,857	146,484

MFA Financial, Inc.(R)			17,985	147,657

MicroFinancial, Inc.			8,335	64,430

Mitsubishi Estate Co., Ltd. (Japan)			9,000	222,190

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			104,100	638,133

Mitsui Fudosan Co., Ltd. (Japan)			6,000	202,320

Mizrahi Tefahot Bank, Ltd. (Israel)			1,510	19,529

Morgan Stanley			150,800	4,875,364

MS&AD Insurance Group Holdings (Japan)			2,500	60,387

Muenchener Rueckversicherungs AG (Germany)			1,844	408,796

National Australia Bank, Ltd. (Australia)			17,590	543,705

National Health Investors, Inc.(R)			4,537	283,835

Natixis (France)			70,554	452,326

Nelnet, Inc. Class A			6,798	281,641

Oberoi Realty, Ltd. (India)			23,559	101,608

Ocwen Financial Corp.(NON)			3,947	146,434

OFG Bancorp (Puerto Rico)			6,747	124,212

One Liberty Properties, Inc.(R)			7,385	157,596

Pacific Premier Bancorp, Inc.(NON)			6,985	98,419

PacWest Bancorp			5,982	258,243

PartnerRe, Ltd.			23,844	2,604,003

Partners Group Holding AG (Switzerland)			111	30,341

Peoples Bancorp, Inc.			6,758	178,749

Performant Financial Corp.(NON)			14,298	144,410

Persimmon PLC (United Kingdom)(NON)			5,943	129,475

PHH Corp.(NON)			5,975	137,306

PNC Financial Services Group, Inc.			117,982	10,506,297

Popular, Inc. (Puerto Rico)(NON)			5,753	196,638

Portfolio Recovery Associates, Inc.(NON)			7,264	432,426

ProAssurance Corp.			5,283	234,565

Prudential PLC (United Kingdom)			59,446	1,364,278

PS Business Parks, Inc.(R)			4,344	362,681

Public Storage(R)			31,482	5,394,441

Ramco-Gershenson Properties Trust(R)			9,058	150,544

Rayonier, Inc.(R)			17,700	629,235

Regus PLC (United Kingdom)			107,644	334,731

RenaissanceRe Holdings, Ltd.			353	37,771

Republic Bancorp, Inc. Class A			4,467	105,957

Resona Holdings, Inc. (Japan)			158,200	921,356

Santander Consumer USA Holdings, Inc.			38,100	740,664

Scentre Group (Australia)(NON)(R)			42,445	128,075

SCOR SE (France)			6,721	231,181

Select Income REIT(R)			5,684	168,474

Shopping Centres Australasia Property Group (Australia)(R)			84,420	136,919

Signature Bank(NON)			326	41,135

Simon Property Group, Inc.(R)			407	67,676

Skandinaviska Enskilda Banken AB (Sweden)			44,523	595,057

Sovran Self Storage, Inc.(R)			1,400	108,150

St James's Place PLC (United Kingdom)			17,189	224,159

Starwood Property Trust, Inc.(R)			4,349	103,376

Starwood Waypoint Residential Trust(NON)(R)			869	22,776

State Street Corp.			89,600	6,026,496

Stewart Information Services Corp.			10,122	313,883

Sumitomo Mitsui Financial Group, Inc. (Japan)			26,000	1,089,226

Sumitomo Warehouse Co., Ltd. (The) (Japan)			4,000	22,822

Summit Hotel Properties, Inc.(R)			19,503	206,732

Sun Hung Kai Properties, Ltd. (Hong Kong)			9,000	123,439

Surya Semesta Internusa Tbk PT (Indonesia)			2,601,300	150,307

Swedbank AB Class A (Sweden)			21,050	558,263

Swiss Re AG (Switzerland)			502	44,664

Symetra Financial Corp.			12,487	283,954

Third Point Reinsurance, Ltd. (Bermuda)(NON)			13,014	198,594

Tokio Marine Holdings, Inc. (Japan)			2,600	85,516

Tokyu Fudosan Holdings Corp. (Japan)			78,400	618,347

Toronto-Dominion Bank (Canada)			2,006	103,266

Travelers Cos., Inc. (The)			1,070	100,655

Tryg A/S (Denmark)			686	69,295

TSB Banking Group PLC 144A (United Kingdom)(NON)			51,943	250,240

Two Harbors Investment Corp.(R)			236,700	2,480,616

UBS AG (Switzerland)			40,028	734,388

UniCredit SpA (Italy)			120,437	1,008,452

United Community Banks, Inc.(NON)			7,440	121,793

United Insurance Holdings Corp.			12,034	207,707

Universal Health Realty Income Trust(R)			1,885	81,960

Validus Holdings, Ltd.			835	31,930

Visa, Inc. Class A			42,500	8,955,175

W.R. Berkley Corp.			808	37,418

WageWorks, Inc.(NON)			4,384	211,353

Washington Prime Group, Inc.(NON)(R)			203	3,804

Wells Fargo & Co.			17,564	923,164

Westfield Group (Australia)			34,065	229,669

Westpac Banking Corp. (Australia)			19,416	620,286

Wheelock and Co., Ltd. (Hong Kong)			128,000	534,269

WisdomTree Investments, Inc.(NON)			20,758	256,569

Zurich Insurance Group AG (Switzerland)			164	49,433

				171,672,862
Health care (7.4%)

AbbVie, Inc.			117,527	6,633,224

ACADIA Pharmaceuticals, Inc.(NON)			5,083	114,825

Accuray, Inc.(NON)(S)			13,821	121,625

Actavis PLC(NON)			1,400	312,270

Actelion, Ltd. (Switzerland)			9,761	1,234,984

Aegerion Pharmaceuticals, Inc.(NON)			4,026	129,194

Aetna, Inc.			69,100	5,602,628

Alere, Inc.(NON)			7,766	290,604

Align Technology, Inc.(NON)			2,391	133,992

Alkermes PLC(NON)			4,250	213,903

AMAG Pharmaceuticals, Inc.(NON)			994	20,596

Amedisys, Inc.(NON)			6,570	109,982

AmSurg Corp.(NON)			4,869	221,880

Antares Pharma, Inc.(NON)(S)			24,891	66,459

Ariad Pharmaceuticals, Inc.(NON)(S)			30,495	194,253

Array BioPharma, Inc.(NON)			14,338	65,381

Asaleo Care, Ltd. (Australia)(NON)			97,363	153,779

Astellas Pharma, Inc. (Japan)			47,600	625,395

AstraZeneca PLC (United Kingdom)			25,265	1,876,768

AtriCure, Inc.(NON)			6,334	116,419

Auxilium Pharmaceuticals, Inc.(NON)(S)			5,016	100,621

Bayer AG (Germany)			10,678	1,508,196

Biospecifics Technologies Corp.(NON)			2,672	72,037

C.R. Bard, Inc.			170	24,312

Cardinal Health, Inc.			63,334	4,342,179

Catamaran Corp.(NON)			406	17,929

Celgene Corp.(NON)			76,964	6,609,668

Celldex Therapeutics, Inc.(NON)			2,065	33,701

Centene Corp.(NON)			1,366	103,283

Charles River Laboratories International, Inc.(NON)			16,900	904,488

Chemed Corp.			5,219	489,125

Coloplast A/S Class B (Denmark)			11,560	1,045,418

Community Health Systems, Inc.(NON)			7,077	321,083

Computer Programs & Systems, Inc.			1,146	72,886

Conatus Pharmaceuticals, Inc.(NON)			2,038	18,566

Conmed Corp.			9,826	433,818

CSL, Ltd. (Australia)			280	17,571

Cubist Pharmaceuticals, Inc.(NON)			6,273	437,981

Cyberonics, Inc.(NON)			902	56,339

DexCom, Inc.(NON)			2,784	110,413

Eisai Co., Ltd. (Japan)			500	20,947

Eli Lilly & Co.			56,925	3,539,027

Enanta Pharmaceuticals, Inc.(NON)			2,005	86,355

Forest Laboratories, Inc.(NON)			506	50,094

Gilead Sciences, Inc.(NON)			35,300	2,926,723

GlaxoSmithKline PLC (United Kingdom)			48,024	1,285,424

Glenmark Pharmaceuticals, Ltd. (India)			11,027	104,522

Globus Medical, Inc. Class A(NON)			6,137	146,797

Greatbatch, Inc.(NON)			11,742	576,063

Grifols SA ADR (Spain)			7,761	341,872

Hanger, Inc.(NON)			7,639	240,247

Health Net, Inc.(NON)			19,386	805,294

HealthSouth Corp.			1,593	57,141

Henry Schein, Inc.(NON)			24,704	2,931,624

Hill-Rom Holdings, Inc.			6,902	286,502

Hisamitsu Pharmaceutical Co., Inc. (Japan)			7,000	313,015

Impax Laboratories, Inc.(NON)			9,148	274,349

Insulet Corp.(NON)			4,366	173,199

Insys Therapeutics, Inc.(NON)(S)			8,584	268,078

InterMune, Inc.(NON)			7,099	313,421

Intuitive Surgical, Inc.(NON)			6,900	2,841,420

Isis Pharmaceuticals, Inc.(NON)			2,246	77,375

Jazz Pharmaceuticals PLC(NON)			8,383	1,232,385

Johnson & Johnson			144,293	15,095,934

Kindred Healthcare, Inc.			9,074	209,609

Laboratory Corp. of America Holdings(NON)			227	23,245

McKesson Corp.			41,036	7,641,314

MedAssets, Inc.(NON)			12,699	290,045

Medicines Co. (The)(NON)			10,195	296,267

Medidata Solutions, Inc.(NON)			2,125	90,971

Mednax, Inc.(NON)			350	20,353

Merck & Co., Inc.			8,822	510,353

Merrimack Pharmaceuticals, Inc.(NON)(S)			20,882	152,230

Mettler-Toledo International, Inc.(NON)			4,200	1,063,356

Myriad Genetics, Inc.(NON)(S)			19,700	766,724

Nanosphere, Inc.(NON)			34,024	53,758

Nektar Therapeutics(NON)			9,825	125,957

NewLink Genetics Corp.(NON)			1,864	49,489

Novartis AG (Switzerland)			13,385	1,212,016

Novo Nordisk A/S Class B (Denmark)			15,755	725,126

NPS Pharmaceuticals, Inc.(NON)			4,884	161,416

NxStage Medical, Inc.(NON)			6,599	94,828

Omega Healthcare Investors, Inc.(R)			3,869	142,611

OraSure Technologies, Inc.(NON)			51,018	439,265

Otsuka Holdings Company, Ltd. (Japan)			600	18,597

Patterson Cos., Inc.			405	16,002

Perrigo Co. PLC			182	26,528

Pfizer, Inc.			368,906	10,949,130

Prestige Brands Holdings, Inc.(NON)			7,261	246,075

Providence Service Corp. (The)(NON)			7,946	290,744

Questcor Pharmaceuticals, Inc.			2,213	204,680

Receptos, Inc.(NON)			2,772	118,087

Repligen Corp.(NON)			6,738	153,559

Retrophin, Inc.(NON)			5,921	69,513

Roche Holding AG-Genusschein (Switzerland)			5,038	1,502,651

Sanofi (France)			19,407	2,061,612

Sequenom, Inc.(NON)(S)			22,261	86,150

Shire PLC (United Kingdom)			12,294	961,526

SIGA Technologies, Inc.(NON)(S)			31,255	88,139

Spectranetics Corp. (The)(NON)			4,971	113,736

STAAR Surgical Co.(NON)			17,565	295,092

Steris Corp.			3,065	163,916

Stryker Corp.			275	23,188

Sucampo Pharmaceuticals, Inc. Class A(NON)			9,744	67,234

Sunesis Pharmaceuticals, Inc.(NON)			8,588	55,994

Suzuken Co., Ltd. (Japan)			5,800	215,843

Takeda Pharmaceutical Co., Ltd. (Japan)			7,800	361,801

TESARO, Inc.(NON)			2,771	86,206

Teva Pharmaceutical Industries, Ltd. (acquired 3/3/14, cost $65,721) (Israel)(RES)			1,330	70,308

Thoratec Corp.(NON)			2,567	89,486

Threshold Pharmaceuticals, Inc.(NON)			15,980	63,281

Trevena, Inc.(NON)			8,064	45,562

Trinity Biotech PLC ADR (Ireland)			5,370	123,671

Triple-S Management Corp. Class B (Puerto Rico)(NON)			3,751	67,255

United Therapeutics Corp.(NON)			29,600	2,619,304

WellCare Health Plans, Inc.(NON)			6,055	452,066

WellPoint, Inc.			54,900	5,907,789

				110,629,241
Technology (8.3%)

Accenture PLC Class A			394	31,851

Activision Blizzard, Inc.			178,300	3,976,090

Acxiom Corp.(NON)			12,385	268,631

Advanced Energy Industries, Inc.(NON)			5,147	99,080

Alcatel-Lucent (France)(NON)			70,052	250,165

Amber Road, Inc.(NON)			2,552	41,164

Amdocs, Ltd.			55,593	2,575,624

Anixter International, Inc.			3,255	325,728

AOL, Inc.(NON)			3,434	136,639

Apple, Inc.			176,521	16,404,097

ASML Holding NV (Netherlands)			6,820	635,120

Aspen Technology, Inc.(NON)			5,801	269,166

AVG Technologies NV (Netherlands)(NON)			5,912	119,009

Bottomline Technologies, Inc.(NON)			2,180	65,226

Brightcove, Inc.(NON)			7,852	82,760

Broadcom Corp. Class A			172,265	6,394,477

Brother Industries, Ltd. (Japan)			32,500	563,027

CACI International, Inc. Class A(NON)			4,410	309,626

Cavium, Inc.(NON)			1,762	87,501

Ceva, Inc.(NON)			9,776	144,392

Cirrus Logic, Inc.(NON)			5,107	116,133

COLOPL, Inc. (Japan)(NON)(S)			4,900	134,465

Commvault Systems, Inc.(NON)			2,295	112,845

Computer Sciences Corp.			80,200	5,068,640

Cornerstone OnDemand, Inc.(NON)			4,115	189,372

CSG Systems International, Inc.			2,550	66,581

Dassault Systemes SA (France)			551	70,891

DST Systems, Inc.			298	27,467

Dun & Bradstreet Corp. (The)			21,200	2,336,240

eBay, Inc.(NON)			83,200	4,164,992

Electronic Arts, Inc.(NON)			9,800	351,526

EnerSys			7,666	527,344

Engility Holdings, Inc.(NON)			5,017	191,950

Entegris, Inc.(NON)			17,254	237,156

Extreme Networks, Inc.(NON)			25,816	114,623

F5 Networks, Inc.(NON)			37,300	4,156,712

Facebook, Inc. Class A(NON)			74,100	4,986,189

Fairchild Semiconductor International, Inc.(NON)			6,358	99,185

FEI Co.			2,031	184,273

Freescale Semiconductor, Ltd.(NON)			8,231	193,429

GenMark Diagnostics, Inc.(NON)			24,532	331,918

Gentex Corp.			40,100	1,166,509

Google, Inc. Class A(NON)			2,981	1,742,901

Google, Inc. Class C(NON)			393	226,085

GT Advanced Technologies, Inc.(NON)			4,043	75,200

Hollysys Automation Technologies, Ltd. (China)(NON)			5,300	129,797

HomeAway, Inc.(NON)			3,279	114,175

Hoya Corp. (Japan)			27,100	900,435

Iliad SA (France)			1,287	389,025

inContact, Inc.(NON)			9,095	83,583

Inotera Memories, Inc. (Taiwan)(NON)			114,000	207,321

Integrated Silicon Solutions, Inc.(NON)			21,043	310,805

Internet Initiative Japan, Inc. (Japan)			4,500	110,562

IntraLinks Holdings, Inc.(NON)			17,547	155,993

Intuit, Inc.			802	64,585

Itochu Techno-Solutions Corp. (Japan)			400	17,393

Japan Display, Inc. (Japan)(NON)			19,200	117,886

Konica Minolta Holdings, Inc. (Japan)			88,500	874,473

L-3 Communications Holdings, Inc.			21,371	2,580,548

Leidos Holdings, Inc.			42,300	1,621,782

Lexmark International, Inc. Class A			3,622	174,436

Magnachip Semiconductor Corp. (South Korea)(NON)			4,406	62,125

Manhattan Associates, Inc.(NON)			11,807	406,515

Marvell Technology Group, Ltd.			201,500	2,887,495

Maxim Integrated Products, Inc.			1,252	42,330

MeetMe, Inc.(NON)(S)			39,826	108,327

Mellanox Technologies, Ltd. (Israel)(NON)			2,516	87,708

Mentor Graphics Corp.			19,629	423,398

MICROS Systems, Inc.(NON)			541	36,734

Microsemi Corp.(NON)			4,047	108,298

Microsoft Corp.			38,812	1,618,460

MTS Systems Corp.			1,593	107,942

NetApp, Inc.			141,700	5,174,884

Netscout Systems, Inc.(NON)			4,216	186,937

NIC, Inc.			4,500	71,325

Nomura Research Institute, Ltd. (Japan)			13,200	415,656

NTT Data Corp. (Japan)			6,900	264,952

Omnivision Technologies, Inc.(NON)			12,377	272,046

Omron Corp. (Japan)			19,800	834,569

Oracle Corp.			314,098	12,730,392

Pegatron Corp. (Taiwan)			67,000	127,905

Perficient, Inc.(NON)			9,130	177,761

Photronics, Inc.(NON)			16,643	143,130

Plantronics, Inc.			1,407	67,606

Power Integrations, Inc.			2,785	160,249

Proofpoint, Inc.(NON)			2,774	103,914

PTC, Inc.(NON)			5,209	202,109

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)			1,900	174,876

Quantum Corp.(NON)			86,823	105,924

RF Micro Devices, Inc.(NON)			56,320	540,109

Rockwell Automation, Inc.			22,200	2,778,552

Rovi Corp.(NON)			8,982	215,209

Safeguard Scientifics, Inc.(NON)			5,752	119,584

Sage Group PLC (The) (United Kingdom)			1,387	9,117

Samsung Electronics Co., Ltd. (South Korea)			242	316,193

SanDisk Corp.			15,400	1,608,222

SAP AG (Germany)			3,529	272,540

Sartorius AG (Preference) (Germany)			1,187	143,178

Semtech Corp.(NON)			4,336	113,386

Silergy Corp. (Taiwan)(NON)			7,000	65,527

Silicon Image, Inc.(NON)			26,483	133,474

SK Hynix, Inc. (South Korea)(NON)			2,240	107,484

Skyworth Digital Holdings, Ltd. (China)			522,000	249,200

SoftBank Corp. (Japan)			15,300	1,139,212

SolarWinds, Inc.(NON)			7,890	305,027

Sparton Corp.(NON)			5,923	164,304

Splunk, Inc.(NON)			2,500	138,325

SS&C Technologies Holdings, Inc.(NON)			3,609	159,590

Symantec Corp.			188,365	4,313,559

Synaptics, Inc.(NON)			6,175	559,702

Synopsys, Inc.(NON)			823	31,949

Tech Data Corp.(NON)			5,092	318,352

Tencent Holdings, Ltd. (China)			17,500	266,889

Toshiba Corp. (Japan)			98,000	457,569

Tyler Technologies, Inc.(NON)			2,840	259,036

Ultimate Software Group, Inc.(NON)			2,008	277,445

Ultra Clean Holdings, Inc.(NON)			26,195	237,065

Unisys Corp.(NON)			7,153	176,965

United Internet AG (Germany)			10,699	471,368

VeriFone Systems, Inc.(NON)			8,247	303,077

Verint Systems, Inc.(NON)			3,558	174,520

VeriSign, Inc.(NON)			84,219	4,110,729

Western Digital Corp.			72,547	6,696,088

Xilinx, Inc.			47,400	2,242,494

XO Group, Inc.(NON)			11,229	137,218

Yandex NV Class A (Russia)(NON)			6,236	222,251

Yelp, Inc.(NON)			1,672	128,209

Zynga, Inc. Class A(NON)			19,527	62,682

				124,633,765
Transportation (1.2%)

Aegean Marine Petroleum Network, Inc. (Greece)			27,212	274,569

Alaska Air Group, Inc.			45,618	4,335,991

ANA Holdings, Inc. (Japan)			5,000	11,796

Canadian National Railway Co. (Canada)			600	39,023

Cathay Pacific Airways, Ltd. (Hong Kong)			6,000	11,210

Central Japan Railway Co. (Japan)			7,700	1,098,317

ComfortDelgro Corp., Ltd. (Singapore)			245,000	491,218

Copa Holdings SA Class A (Panama)			712	101,510

Delta Air Lines, Inc.			10,731	415,504

Deutsche Lufthansa AG (Germany)			19,741	423,852

Deutsche Post AG (Germany)			20,119	727,568

Diana Shipping, Inc. (Greece)(NON)			11,955	130,190

East Japan Railway Co. (Japan)			600	47,257

Hankyu Hanshin Holdings, Inc. (Japan)			3,000	17,117

Hawaiian Holdings, Inc.(NON)			18,496	253,580

International Consolidated Airlines Group SA (Spain)(NON)			103,214	654,504

Japan Airlines Co., Ltd. (Japan)(UR)			10,500	580,425

Kuehne & Nagel International AG (Switzerland)			294	39,120

Matson, Inc.			2,574	69,086

MTR Corp. (Hong Kong)			5,000	19,257

Nippon Express Co., Ltd. (Japan)			3,000	14,540

Quality Distribution, Inc.(NON)			36,369	540,443

Republic Airways Holdings, Inc.(NON)			14,496	157,137

Ryanair Holdings PLC ADR (Ireland)(NON)			840	46,872

Singapore Airlines, Ltd. (Singapore)			2,000	16,633

SkyWest, Inc.			9,732	118,925

Southwest Airlines Co.			165,819	4,453,898

Spirit Airlines, Inc.(NON)			4,897	309,686

StealthGas, Inc. (Greece)(NON)			45,089	500,488

Swift Transportation Co.(NON)			24,395	615,486

Tobu Railway Co., Ltd. (Japan)			3,000	15,695

Union Pacific Corp.			1,180	117,705

United Parcel Service, Inc. Class B			928	95,268

Universal Truckload Services, Inc.			828	20,998

West Japan Railway Co. (Japan)			500	22,013

XPO Logistics, Inc.(NON)			7,173	205,291

Yamato Transport Co., Ltd. (Japan)			19,000	393,673

				17,385,845
Utilities and power (2.2%)

Abengoa Yield PLC (United Kingdom)(NON)			2,690	101,736

Centrica PLC (United Kingdom)			150,703	806,236

China Power New Energy Development Co., Ltd. (China)(NON)			1,660,000	102,808

China Water Affairs Group, Ltd. (China)			482,000	168,536

China WindPower Group, Ltd. (China)(NON)			1,880,000	150,392

Chubu Electric Power Co., Inc. (Japan)(NON)			7,500	93,209

CLP Holdings, Ltd. (Hong Kong)			2,000	16,412

CMS Energy Corp.			86,425	2,692,139

Edison International			72,400	4,207,164

Enbridge, Inc. (Canada)			873	41,423

Enel SpA (Italy)			112,981	658,115

ENI SpA (Italy)			34,479	943,298

Entergy Corp.			118,325	9,713,299

Fortum OYJ (Finland)			1,787	47,984

ITC Holdings Corp.			339	12,367

Kinder Morgan, Inc.			17,880	648,329

National Grid PLC (United Kingdom)			3,135	45,068

Origin Energy, Ltd. (Australia)			22,613	311,741

PG&E Corp.			21,364	1,025,899

PPL Corp.			139,716	4,964,109

Red Electrica Corporacion SA (Spain)			11,256	1,029,578

Snam SpA (Italy)			6,444	38,825

Southern Co. (The)			1,818	82,501

Terna SPA (Italy)			6,323	33,351

Tokyo Gas Co., Ltd. (Japan)			205,000	1,197,967

UGI Corp.			51,600	2,605,800

United Utilities Group PLC (United Kingdom)			40,365	609,291

Veolia Environnement SA (France)			17,124	326,278

				32,673,855

Total common stocks (cost $701,446,889)				$844,294,607

CORPORATE BONDS AND NOTES (16.6%)(a)
			Principal amount	Value

Basic materials (0.7%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$38,000	$39,995

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	99,370

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			859,000	1,099,520

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			44,000	48,400

Archer Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			851,000	966,682

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			147,000	158,025

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			67,000	67,168

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			190,000	209,475

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			85,000	90,863

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			58,000	61,404

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			98,000	120,711

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			50,000	50,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			72,000	75,960

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			220,000	216,794

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			525,000	555,648

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			37,000	37,400

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			180,000	188,100

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			84,000	86,415

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			107,000	116,496

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			97,000	101,608

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			9,000	9,653

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			49,000	53,917

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			506,000	522,065

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			173,000	189,003

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			84,000	101,010

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			44,000	46,640

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			34,000	34,680

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			84,000	87,360

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			107,000	118,235

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			44,000	47,630

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			290,000	300,150

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			55,000	50,875

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			164,000	186,755

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			127,000	139,700

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	398,128

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			40,000	40,995

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			10,000	10,725

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			28,000	31,858

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			12,000	13,430

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	144,281

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			135,000	139,833

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			110,000	122,100

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			300,000	321,071

PQ Corp. 144A sr. notes 8 3/4s, 2018			144,000	155,880

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			865,000	875,158

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	347,428

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			228,000	247,363

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			180,000	191,700

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			90,000	96,300

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			100,000	112,500

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			83,000	84,660

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			60,000	69,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			4,000	4,285

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			20,000	21,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			27,000	29,363

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			13,000	13,455

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			153,000	170,978

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			70,000	74,550

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			40,000	41,300

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			23,000	24,438

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			173,000	173,000

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			405,000	547,223

				10,780,459
Capital goods (0.6%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			317,000	341,568

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			212,000	244,330

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			137,000	150,015

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			37,000	40,191

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			87,000	94,721

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			60,000	60,450

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			57,000	57,321

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			160,000	182,400

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			97,000	103,548

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			144,000	151,920

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	271,294

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			67,000	69,010

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	140,938

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			315,000	352,013

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			865,000	989,482

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			280,000	272,720

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			510,000	498,657

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			45,000	27,000

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			65,000	65,000

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			290,000	265,365

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			245,000	231,558

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			771,000	1,072,267

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			85,000	92,650

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			405,000	398,925

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			135,000	139,050

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			120,000	130,500

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	148,732

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			160,000	168,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	110,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	108,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			103,000	112,141

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			27,000	29,309

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			164,000	176,710

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			133,000	147,298

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			23,000	23,377

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			27,000	28,114

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			736,000	835,412

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			110,000	117,150

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			370,000	523,973

				8,973,409
Communication services (1.6%)

Adelphia Communications Corp. escrow bonds zero %, 2014			270,000	1,890

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	194,340

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	205,663

American Tower Corp. sr. unsec. notes 7s, 2017(R)			440,000	512,052

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			865,000	875,058

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			240,000	279,300

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			40,000	45,425

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			70,000	79,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			93,000	99,045

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			54,000	55,080

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			114,000	114,998

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			74,000	80,753

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			83,000	89,225

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			120,000	126,450

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			113,000	123,453

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			24,000	25,320

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			865,000	983,910

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			790,000	1,064,952

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			110,000	142,506

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			220,000	229,350

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			60,000	61,950

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	82,844

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			183,000	202,215

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			90,000	88,538

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			435,000	636,185

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			115,000	118,312

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			222,000	263,625

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			174,000	198,360

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	32,175

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			147,000	163,905

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			143,000	163,735

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			53,000	55,319

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			104,000	113,880

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			207,000	223,819

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			523,000	553,726

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	262,155

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			92,000	103,040

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			22,000	24,008

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			105,000	114,713

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			125,000	133,906

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	136,250

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			80,000	69,200

Numericable Group SA 144A sr. notes 6s, 2022 (France)			400,000	416,100

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	297,473

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			115,000	123,913

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			83,000	85,283

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			664,000	768,739

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	135,251

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			510,000	496,406

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			95,000	93,813

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			34,000	36,040

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			253,000	255,747

Sprint Capital Corp. company guaranty 6 7/8s, 2028			497,000	501,970

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			107,000	124,923

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			67,000	73,700

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			244,000	295,850

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			223,000	248,088

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			390,000	429,975

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			17,000	18,509

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			47,000	50,995

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			147,000	159,495

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			43,000	45,258

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			127,000	135,414

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			213,000	226,313

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			400,000	531,436

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	501,875

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			162,000	172,062

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			285,000	297,846

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			7,000	9,417

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			200,000	257,761

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			935,000	1,371,763

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			2,745,000	3,366,439

Verizon Communications, Inc. sr. unsec. unsub. notes 2.55s, 2019			865,000	877,710

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			160,000	199,750

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			240,000	312,492

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			130,000	133,575

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,498,000	1,488,966

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			45,000	44,888

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			197,000	221,379

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			193,000	222,191

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			83,000	90,678

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			54,000	54,743

				24,303,956
Consumer cyclicals (2.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			350,000	447,334

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			540,000	778,560

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	37,538

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			851,000	845,874

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			77,000	87,780

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			74,000	76,960

American Media, Inc. 144A notes 13 1/2s, 2018			14,107	14,883

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			44,000	50,820

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			137,000	151,043

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			57,000	62,985

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			217,000	217,271

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			37,000	35,243

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			134,000	141,705

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			64,000	66,253

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			120,000	127,800

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			47,000	49,820

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			55,000	59,263

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			103,000	112,399

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			96,000	79,920

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			395,000	530,794

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	469,589

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			137,000	141,795

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			84,000	89,880

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			93,000	95,790

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	30,375

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			312,000	360,360

Ceridian, LLC company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			73,000	73,073

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015			110,000	110,110

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			70,000	70,350

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			24,000	24,570

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			53,000	52,868

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	27,563

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			140,000	149,800

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			127,000	135,414

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			120,000	129,600

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			420,000	452,550

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			97,000	102,214

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			133,000	140,980

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			40,000	41,800

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			134,000	143,715

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			510,000	481,667

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			123,000	140,835

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	605,330

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			84,000	85,579

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			187,000	198,921

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			30,000	30,900

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021 (Mexico)			60,000	63,900

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			162,000	198,716

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			390,000	606,255

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			20,000	26,739

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	320,164

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,060,000	1,352,148

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			60,000	61,800

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			80,000	83,200

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			150,000	157,680

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			432,000	438,480

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			365,000	370,475

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			82,000	84,563

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			130,000	133,900

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			263,000	271,548

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			140,000	150,850

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	165,000	164,926

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$104,000	95,290

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			545,000	668,971

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			94,000	101,638

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			25,000	34,631

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	415,451

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			184,000	211,998

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			386,000	425,541

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			144,000	154,080

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			100,000	97,628

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			150,000	153,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			67,000	67,754

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			83,000	89,018

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			103,000	109,953

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			260,000	280,800

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			100,000	102,250

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			435,000	445,875

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			515,000	521,703

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			73,000	78,840

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			137,000	155,838

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			53,000	57,373

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			84,000	89,985

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			90,000	93,150

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			127,000	136,684

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			150,000	149,250

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			57,000	58,354

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			190,000	202,350

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			315,000	394,011

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			255,000	270,831

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			610,000	573,649

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			530,000	548,796

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			305,000	332,450

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			265,000	271,625

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	103,313

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			230,000	256,738

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			255,000	265,200

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	83,388

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	158,288

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			110,000	122,650

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			666,616	749,110

Navistar International Corp. sr. notes 8 1/4s, 2021			198,000	207,405

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			375,000	408,750

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			60,000	64,650

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			185,000	191,475

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	118,525

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			155,000	160,813

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			65,000	65,488

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			295,000	317,863

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			195,000	215,475

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			115,000	117,571

Owens Corning company guaranty sr. unsec. notes 9s, 2019			57,000	71,674

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			167,000	157,815

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			97,000	102,093

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			73,000	78,384

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			64,000	65,280

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			137,000	158,235

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			75,000	84,750

QVC, Inc. company guaranty sr. notes 4.85s, 2024			195,000	203,911

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			103,000	105,833

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			23,000	23,863

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			141,000	152,985

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	162,750

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			240,000	265,500

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			66,000	73,095

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			87,000	92,546

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			33,000	33,206

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			44,000	45,980

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			100,000	104,000

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			203,000	214,673

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			27,000	29,025

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			203,000	208,075

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			4,000	4,330

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			7,000	7,525

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			195,000	209,138

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			104,000	111,020

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			50,000	49,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			47,000	51,230

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			50,000	49,625

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			77,000	77,963

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			124,000	135,470

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			80,000	82,206

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			64,000	70,880

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			865,000	864,403

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	51,000

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			97,078	99,990

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	31,500

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			170,000	174,250

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			204,000	226,185

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,121,798

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	55,735

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	166,532

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	66,725

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			865,000	860,921

				30,841,785
Consumer staples (1.1%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			254,000	260,552

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			69,000	90,413

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			10,000	13,289

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			560,000	539,651

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			865,000	858,761

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			620,000	948,716

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			325,000	375,212

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			250,000	273,125

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			40,000	45,350

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			113,000	115,543

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			63,000	62,843

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	33,929

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			253,000	265,742

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			87,000	93,308

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			400,000	386,332

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			115,000	119,025

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			536,000	608,945

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			30,000	29,963

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			175,000	195,125

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			103,000	115,618

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			123,000	120,540

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			24,000	23,820

CVS Caremark Corp. sr. notes 6.036s, 2028			43,536	49,942

CVS Caremark Corp. sr. unsec. unsub. notes 2 1/4s, 2018			865,000	875,585

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			356,069	379,255

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			147,000	155,453

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			115,000	125,638

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			58,000	60,906

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			407,000	411,659

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			165,000	216,058

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			143,000	153,225

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			213,000	225,248

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			390,000	511,037

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			655,000	659,852

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			400,000	391,714

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			515,000	513,495

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			47,000	49,233

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			117,000	123,874

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			53,000	55,385

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			207,000	208,294

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			43,000	46,655

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	69,713

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	37,625

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			560,000	542,200

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			420,000	531,877

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			37,000	39,220

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			275,000	302,500

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			302,000	390,820

McDonald's Corp. sr. unsec. notes 5.7s, 2039			393,000	478,366

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			295,000	308,655

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			346,000	430,679

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			859,000	861,836

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			92,000	94,070

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			143,000	146,933

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			103,000	117,420

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			40,000	44,000

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			270,000	291,765

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			93,000	101,835

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			24,000	25,380

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			17,000	17,680

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			205,000	224,550

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			120,000	135,000

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			63,000	65,441

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			120,000	128,700

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			235,000	238,502

				16,413,077
Energy (1.8%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			53,000	56,710

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			40,000	44,200

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			209,000	220,495

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			195,000	138,450

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			500,000	680,714

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			53,000	58,705

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			175,000	223,168

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			215,000	263,127

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			90,000	92,475

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	93,375

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			50,000	54,993

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			254,000	261,260

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			130,000	141,700

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			104,000	107,640

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			38,000	40,518

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			77,000	77,289

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			77,000	77,481

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	924,510

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			865,000	883,433

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			80,000	86,000

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,515,000	1,696,871

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			100,000	112,750

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			114,000	125,115

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			30,000	33,336

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			64,000	66,240

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			32,000	35,840

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			130,000	139,750

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			851,000	847,088

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024			74,000	75,388

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			137,000	150,700

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			130,000	139,750

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			54,000	58,118

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	83,738

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			865,000	856,668

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			194,000	210,005

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			80,000	83,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			24,000	25,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			164,000	167,895

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			74,000	76,220

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			134,000	136,010

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			113,000	119,780

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			73,000	74,643

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			324,000	373,044

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			148,000	157,620

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			295,000	319,338

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			27,000	29,464

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			290,000	311,750

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			20,000	19,850

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			90,000	94,950

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			175,000	232,670

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			94,000	102,460

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			30,000	30,413

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			50,000	50,000

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	98,864

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			150,000	156,000

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			184,000	203,780

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			184,000	190,900

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			204,000	214,200

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			244,000	255,590

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	192,824

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	209,940

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			175,000	185,500

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	116,875

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	214,500

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			380,000	370,264

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	232,050

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			510,000	575,375

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			70,000	76,650

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			195,000	212,550

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	264,375

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			185,000	187,775

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			95,000	104,381

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			94,000	97,995

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	188,750

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			16,000	9,904

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,840,000	1,830,795

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			74,000	69,212

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			315,000	203,175

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			220,000	254,880

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			220,000	233,325

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			865,000	906,547

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			860,000	977,175

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			54,000	58,050

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			47,000	49,820

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			65,000	65,813

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			133,000	138,320

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			83,000	85,386

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			405,000	447,525

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			47,000	50,878

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			260,000	273,975

Sanchez Energy Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			55,000	56,788

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			103,000	113,037

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			65,000	66,625

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			305,000	326,350

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			570,000	585,528

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			929,000	1,032,303

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			47,000	49,820

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			54,000	58,455

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	21,750

Spectra Energy Capital, LLC sr. notes 8s, 2019			250,000	315,421

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	267,543

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	30,549

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			851,000	863,185

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			117,000	124,898

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			110,000	134,782

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017			130,000	147,716

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			440,000	684,081

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			233,000	255,718

Williams Companies, Inc. (The) notes 7 3/4s, 2031			7,000	8,435

Williams Companies, Inc. (The) sr. unsec. notes 7 7/8s, 2021			19,000	23,589

Williams Companies, Inc. (The) sr. unsec. notes 4.55s, 2024			395,000	398,911

Williams Partners LP sr. unsec. notes 5.4s, 2044			123,000	131,557

Williams Partners LP sr. unsec. notes 4.3s, 2024			122,000	126,532

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			43,000	45,903

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			190,000	202,350

				27,639,056
Financials (5.4%)

Abbey National Treasury Services PLC of Stamford, CT company guaranty sr. unsec. unsub. notes 1 3/8s, 2017			928,000	931,938

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			535,000	689,820

Aflac, Inc. sr. unsec. notes 6.9s, 2039			450,000	600,591

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			104,000	116,220

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			80,000	83,350

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			82,000	104,755

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			70,000	85,050

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			217,000	261,485

Ally Financial, Inc. unsec. sub. notes 8s, 2018			77,000	91,438

American Express Co. sr. unsec. notes 7s, 2018			545,000	648,088

American Express Co. sr. unsec. notes 6.15s, 2017			329,000	376,461

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			464,000	639,160

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			901,000	1,028,958

American International Group, Inc. sr. unsec. unsub. notes 3.8s, 2017			865,000	924,346

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			395,000	405,079

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			386,000	460,978

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			505,000	540,981

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			370,000	401,450

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			450,000	455,683

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			851,000	856,492

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			250,000	274,959

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			851,000	885,279

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			615,000	628,653

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,593

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			865,000	863,062

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			877,000	875,051

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			300,000	414,963

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,180,800	1,168,992

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			695,000	724,538

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			240,000	285,618

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			330,000	336,347

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			190,000	189,066

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 1.6s, 2017			169,000	171,658

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			928,000	928,997

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			240,000	245,513

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)			100,000	116,250

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			446,000	454,363

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			435,000	478,983

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			310,000	327,784

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			390,000	428,211

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			43,000	45,634

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			935,000	996,868

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	101,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			63,000	64,575

CIT Group, Inc. sr. unsec. notes 5s, 2022			273,000	282,555

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			84,000	90,169

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			77,000	82,679

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			44,000	44,686

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			153,000	171,743

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			104,000	112,710

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			865,000	931,613

Citigroup, Inc. sub. notes 5s, 2014			599,000	604,304

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			770,000	934,403

Commonwealth Bank of Australia of New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			1,183,000	1,182,810

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			77,000	65,835

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			774,000	819,633

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			104,000	108,680

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			631,000	698,833

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			315,000	398,589

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			851,000	967,299

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			135,000	137,869

Dresdner Funding Trust I 144A bonds 8.151s, 2031			125,000	151,875

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			411,000	469,905

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			194,000	210,005

EPR Properties unsec. notes 5 1/4s, 2023(R)			435,000	454,196

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			151,000	145,073

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			445,000	469,538

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			975,000	1,084,688

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			1,445,000	1,906,185

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			1,286,000	1,427,648

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			758,000	721,048

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			590,000	727,110

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			990,000	1,207,184

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			434,000	440,743

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			164,000	196,300

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			205,000	233,108

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			490,000	545,272

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			425,000	419,435

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			340,000	377,894

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			130,000	139,263

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			185,000	276,113

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			700,000	729,750

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			894,000	1,069,135

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			385,000	389,916

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			237,000	253,886

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			127,000	133,033

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,130,000	2,402,932

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			33,000	36,878

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			110,000	119,900

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			344,000	351,740

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			250,000	252,954

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			73,000	81,304

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			30,000	30,000

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			1,073,000	1,199,078

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			862,000	876,613

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			330,000	375,365

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			846,000	855,861

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			800,000	944,000

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035			110,000	134,741

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			1,736,000	1,847,104

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			180,000	201,600

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			200,000	205,768

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 0.991s, 2026			125,000	112,012

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			1,270,000	1,465,119

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			300,000	372,750

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			865,000	961,244

Metropolitan Life Global Funding I 144A notes 3s, 2023			130,000	128,975

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			530,000	552,818

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			850,000	925,428

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	125,350

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			130,000	140,075

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	483,896

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			235,000	247,044

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	105,263

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			125,000	128,157

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			210,000	279,000

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			175,000	186,813

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			105,000	111,038

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			125,000	135,469

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			145,000	149,713

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			520,000	543,611

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			83,000	94,828

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			170,000	179,775

PNC Bank, NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			870,000	872,417

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			375,000	408,232

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			405,000	450,563

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			130,000	131,625

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			70,000	75,950

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			270,000	329,738

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			265,000	284,544

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			200,000	202,750

Prudential Holdings, LLC 144A sr. notes Ser. B, 7.245s, 2023			395,000	487,629

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			155,000	166,435

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			865,000	883,314

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			325,000	346,125

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			135,000	145,963

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			865,000	878,320

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			695,000	737,373

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			129,000	137,102

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	630,941

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			225,000	238,500

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			350,000	368,550

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			147,000	160,563

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			50,000	51,493

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018			784,000	778,581

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			67,000	79,228

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s, 2017 (France)			380,000	393,810

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			340,000	368,900

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			50,000	56,250

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			387,000	400,545

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			890,000	982,035

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.231s, 2037			475,000	400,781

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			448,000	468,733

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			385,000	370,850

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			40,000	42,400

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			235,000	322,060

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			767,000	876,035

US Bank of NA of Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			890,000	893,355

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			170,000	174,888

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,900,000	2,025,780

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	516,875

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,800,000	1,939,680

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			250,000	286,426

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	118,735

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			90,000	94,050

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			851,000	872,815

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			75,000	77,656

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			485,000	544,560

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			157,000	159,953

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024			45,000	46,294

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024			210,000	218,417

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			422,000	451,013

				81,835,041
Health care (1.1%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			500,000	483,517

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			775,000	779,227

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	236,250

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			120,000	120,300

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			286,000	380,126

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	764,459

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			865,000	886,573

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	546,281

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			865,000	988,962

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			107,000	113,955

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			113,000	119,780

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	125,000	184,691

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$103,000	106,090

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			123,000	124,230

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			120,000	121,800

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			20,000	20,975

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			43,000	47,085

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			20,000	20,500

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			24,000	25,440

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	538,475

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	151,651

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$170,000	168,725

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			140,000	140,875

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			120,000	123,000

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			95,000	95,238

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			50,000	50,438

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			100,000	109,000

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			197,000	199,216

HCA, Inc. sr. notes 6 1/2s, 2020			400,000	449,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			34,000	39,270

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			200,000	219,750

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			83,000	88,499

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			54,000	56,700

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	108,675

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			175,000	191,188

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			164,000	169,740

Johnson & Johnson sr. unsec. notes 5.15s, 2018			542,000	618,287

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			240,000	272,100

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			746,000	738,591

Mylan, Inc./PA company guaranty sr. unsec. notes 2.6s, 2018			55,000	55,906

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			150,000	162,105

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			390,000	398,331

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			157,000	168,775

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			95,000	115,264

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			37,000	39,683

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			123,000	127,305

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			240,000	245,400

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			322,000	346,955

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			100,000	105,750

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			70,000	70,700

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			54,000	54,338

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			97,000	96,394

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			223,000	248,366

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			130,000	141,050

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			23,000	23,518

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			295,000	302,206

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			84,000	92,715

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			387,000	446,499

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	715,175

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			550,000	513,546

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			545,000	528,811

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			20,000	21,250

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			53,000	55,451

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			184,000	195,500

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			20,000	20,850

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			80,000	86,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			10,000	10,288

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			127,000	135,255

				16,122,245
Technology (0.8%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			155,000	163,138

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			200,000	214,000

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			175,000	161,512

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			335,000	337,610

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			25,000	25,143

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			67,000	61,808

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			223,000	223,000

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			825,000	870,911

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			392,000	393,218

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			865,000	869,070

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			60,000	64,575

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			120,000	126,156

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			94,000	115,738

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			84,000	98,070

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			190,000	225,388

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			594,000	650,430

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			70,000	75,163

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			72,710	80,708

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			68,000	76,840

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			100,000	102,500

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			124,000	132,370

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			160,000	180,988

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			737,000	761,724

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	375,733

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	282,285

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			850,000	786,136

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			54,000	61,358

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			870,000	870,244

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			53,000	57,969

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			104,000	112,450

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			81,000	96,491

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			190,000	203,775

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	98,392

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	617,747

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	244,404

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			485,000	464,010

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			565,000	574,181

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			73,000	76,833

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			64,000	69,760

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			92,000	98,555

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			79,000	95,790

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	149,327

				11,345,500
Transportation (0.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			190,000	200,450

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			116,000	123,685

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	273,509

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	184,944

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			480,000	452,458

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			288,221	338,660

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			95,000	91,229

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			60,000	57,431

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			110,000	104,419

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			163,000	174,410

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			114,218	126,210

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			145,000	147,900

				2,275,305
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			67,000	80,568

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			260,000	302,900

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			164,000	191,880

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			44,000	43,560

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			145,000	174,408

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	83,240

Beaver Valley Funding Corp. sr. bonds 9s, 2017			18,000	18,992

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			404,000	443,839

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			185,000	200,956

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	32,363

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			24,000	25,260

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			50,000	59,252

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			133,000	165,860

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			550,000	668,252

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			275,000	271,888

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			174,000	187,485

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	596,652

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			415,000	519

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			255,000	270,189

El Paso, LLC company guaranty sr. notes 7s, 2017			350,000	395,063

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			107,000	117,165

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			1,405,000	1,467,804

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			120,000	159,522

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			375,000	446,852

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,700,000	1,733,864

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			126,000	11,970

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			179,000	17,005

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			76,000	87,780

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	220,636

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	171,684

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			490,000	506,703

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			187,000	215,050

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			74,000	78,903

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			65,000	73,288

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			517,000	514,889

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			81,000	81,969

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			137,000	148,988

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			33,000	36,218

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	340,613

Kansas Gas and Electric Co. bonds 5.647s, 2021			49,351	53,040

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			599,000	607,309

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			517,000	533,803

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			200,000	265,763

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			152,000	188,455

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			400,000	521,784

Nevada Power Co. mtge. notes 7 1/8s, 2019			265,000	324,489

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			165,000	195,019

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	814,931

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			450,000	429,625

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			170,000	182,756

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			255,000	315,362

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			456,000	491,281

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	700,837

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			20,000	20,029

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	194,482

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			629,000	660,016

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			114,000	123,833

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			77,000	80,465

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			97,000	96,030

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			150,000	151,125

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	10,505

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			64,000	58,400

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			180,000	187,425

Union Electric Co. sr. notes 6.4s, 2017			320,000	363,676

West Penn Power Co. 144A sr. bonds 5.95s, 2017			75,000	84,789

				18,299,258

Total corporate bonds and notes (cost $234,574,104)				$248,829,091

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, July 1, 2044			$24,000,000	$24,225,000

				24,225,000
U.S. Government Agency Mortgage Obligations (9.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4 1/2s, May 1, 2044(F)			600,000	651,205

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, July 1, 2044			38,000,000	42,812,343
4 1/2s, TBA, July 1, 2044			2,000,000	2,166,250
4s, TBA, July 1, 2044			66,000,000	70,052,809
3 1/2s, TBA, July 1, 2029			26,000,000	27,553,906
3s, TBA, July 1, 2044			2,000,000	1,975,938

				145,212,451

Total U.S. government and agency mortgage obligations (cost $168,098,071)				$169,437,451

MORTGAGE-BACKED SECURITIES (3.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.182s, 2037			$207,645	$303,724
IFB Ser. 2979, Class AS, 23.717s, 2034			19,138	24,497
IFB Ser. 3072, Class SM, 23.24s, 2035			111,483	160,029
IFB Ser. 3072, Class SB, 23.094s, 2035			114,243	162,896
IFB Ser. 3249, Class PS, 21.774s, 2036			138,856	190,943
IFB Ser. 2990, Class LB, 16.558s, 2034			254,051	332,822
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			728,563	134,427
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			1,189,660	291,915
IFB Ser. 310, Class S4, IO, 5.798s, 2043			779,260	202,195
IFB Ser. 311, Class S1, IO, 5.798s, 2043			2,132,390	484,717
IFB Ser. 308, Class S1, IO, 5.798s, 2043			1,047,247	267,708
Ser. 3391, PO, zero %, 2037			17,256	14,676
Ser. 3206, Class EO, PO, zero %, 2036			11,460	10,178
FRB Ser. 3117, Class AF, zero %, 2036			9,382	8,004
FRB Ser. 3326, Class WF, zero %, 2035			5,087	4,292
FRB Ser. 3036, Class AS, zero %, 2035			3,275	3,228

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036			80,871	151,280
IFB Ser. 05-45, Class DA, 23.863s, 2035			490,150	733,473
IFB Ser. 07-53, Class SP, 23.643s, 2037			163,211	241,942
IFB Ser. 05-75, Class GS, 19.794s, 2035			98,185	131,283
IFB Ser. 05-106, Class JC, 19.653s, 2035			82,833	122,217
IFB Ser. 05-83, Class QP, 16.999s, 2034			46,152	59,508
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,804,707	407,751
Ser. 07-14, Class KO, PO, zero %, 2037			60,468	52,987
Ser. 06-125, Class OX, PO, zero %, 2037			5,638	5,108
Ser. 06-84, Class OT, PO, zero %, 2036			7,124	6,385
Ser. 06-46, Class OC, PO, zero %, 2036			12,662	11,168

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.997s, 2042			1,865,130	320,989
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040			43,756	7,865
Ser. 10-9, Class UI, IO, 5s, 2040			1,394,667	308,945
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			73,157	13,110
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			292,143	63,309
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,168,807	315,063
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,200,628	150,078
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			2,688,462	176,955
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			3,029,388	447,077
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			4,930,795	754,116
Ser. 06-36, Class OD, PO, zero %, 2036			7,388	6,537

				7,083,397
Commercial mortgage-backed securities (2.2%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.775s, 2049			665,532	666,928
FRB Ser. 07-2, Class A2, 5.634s, 2049			40,390	40,531
Ser. 06-6, Class AJ, 5.421s, 2045			777,000	808,528
Ser. 06-5, Class A3, 5.39s, 2047			499,000	505,861
Ser. 05-4, Class B, 5.118s, 2045			371,000	374,710
Ser. 05-3, Class A3A, 4.621s, 2043			385,984	386,949
Ser. 07-1, Class XW, IO, 0.494s, 2049			6,708,741	51,899

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.531s, 2051			14,374,170	136,181

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.65s, 2041			338,000	343,070
Ser. 04-4, Class XC, IO, 0.872s, 2042			1,844,622	4,881
Ser. 04-5, Class XC, IO, 0.834s, 2041			4,473,971	9,248
Ser. 02-PB2, Class XC, IO, 0.416s, 2035			789,861	398

Bear Stearns Commercial Mortgage Securities Trust Ser. 04-PR3I, Class X1, IO, 0.743s, 2041			353,298	1,039

Bear Stearns Commercial Mortgage Securities Trust 144A Ser. 06-PW14, Class X1, IO, 0.832s, 2038			8,989,761	138,263

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			284,000	286,755

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.735s, 2049			67,841,467	861,587

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.559s, 2049			41,764,321	292,350
Ser. 07-CD4, Class XW, IO, 0.559s, 2049			7,389,253	59,114
Ser. 07-CD5, Class XS, IO, 0.086s, 2044			2,583,116	11,475

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			548,000	590,799
FRB Ser. 05-LP5, Class D, 5.254s, 2043			735,000	755,495
FRB Ser. 14-CR18, Class C, 4.74s, 2047			304,000	315,495
Ser. 14-UBS2, Class XA, IO, 1.607s, 2047			3,908,458	368,669
Ser. 14-CR16, Class XA, IO, 1.447s, 2047			7,496,574	602,376
Ser. 06-C8, Class XS, IO, 0.706s, 2046			31,881,119	363,865

COMM Mortgage Trust 144A FRB Ser. 07-C9, Class AJFL, 0.844s, 2049			160,000	150,400

Credit Suisse Commercial Mortgage Trust 144A Ser. 07-C2, Class AX, IO, 0.226s, 2049			40,669,192	192,222

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			251,493	276,642
Ser. 03-C3, Class AX, IO, 1.763s, 2038			312,944	13
Ser. 02-CP3, Class AX, IO, 1.471s, 2035			516,579	7,862

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			294,282	296,489

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.013s, 2020			699,474	11,541

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033			147,714	1,072

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.902s, 2032			42,181	30,404

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			594,000	601,510

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.382s, 2049			54,863,109	322,156
Ser. 05-C3, Class XC, IO, 0.282s, 2045			138,877,058	213,689

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 05-C1, Class X1, IO, 0.765s, 2043			8,348,618	29,771

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			301,000	305,876

GS Mortgage Securities Trust
Ser. 06-GG6, Class A2, 5.506s, 2038			3,610	3,612
Ser. 05-GG4, Class B, 4.841s, 2039			1,691,000	1,699,793
Ser. 13-GC10, Class XA, IO, 1.896s, 2046			7,048,357	731,760

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030			15,913	15,894
FRB Ser. 11-GC3, Class D, 5.728s, 2044			928,000	979,949
Ser. 06-GG6, Class XC, IO, 0.158s, 2038			19,605,564	13,547

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			241,000	255,556
FRB Ser. 07-LD12, Class A3, 6.146s, 2051			369,090	369,756
FRB Ser. 04-CB9, Class B, 5.773s, 2041			257,106	257,106
Ser. 06-LDP8, Class B, 5.52s, 2045			280,000	287,560
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			930,000	987,567
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			326,000	334,965
FRB Ser. 13-C10, Class C, 4.298s, 2047			700,000	714,965
Ser. 06-LDP8, Class X, IO, 0.725s, 2045			11,102,964	114,438
Ser. 07-LDPX, Class X, IO, 0.488s, 2049			21,378,737	189,480

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.379s, 2051			298,000	280,826
FRB Ser. 12-C6, Class E, 5 3/8s, 2045			163,000	168,341
FRB Ser. 12-C8, Class D, 4.823s, 2045			528,000	540,501
FRB Ser. 12_LC9, Class D, 4.573s, 2047			350,000	353,566
Ser. 05-CB12, Class X1, IO, 0.493s, 2037			7,236,895	20,560
Ser. 06-LDP6, Class X1, IO, 0.249s, 2043			18,720,612	41,616

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			82,562	86,277
Ser. 98-C4, Class G, 5.6s, 2035			6,661	6,701
Ser. 98-C4, Class H, 5.6s, 2035			223,000	232,755

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.32s, 2041			486,000	556,276
Ser. 06-C7, Class A2, 5.3s, 2038			462,723	472,865
Ser. 04-C6, Class E, 5.177s, 2036			331,000	330,934
Ser. 07-C2, Class XW, IO, 0.738s, 2040			2,604,603	37,433

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.622s, 2036			500,000	512,200
Ser. 06-C7, Class XCL, IO, 0.85s, 2038			13,622,968	185,708
Ser. 06-C7, Class XW, IO, 0.85s, 2038			7,242,303	98,727
Ser. 05-C2, Class XCL, IO, 0.484s, 2040			17,050,075	33,725
Ser. 05-C7, Class XCL, IO, 0.371s, 2040			22,327,713	53,118

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			6,518	1

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.033s, 2050			173,383	174,207

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.067s, 2039			3,572,249	3,547
Ser. 05-MCP1, Class XC, IO, 0.766s, 2043			9,711,916	36,187

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.525s, 2044			448,013	26,030
Ser. 06-C4, Class X, IO, 6.472s, 2045			1,518,740	114,817
Ser. 07-C5, Class X, IO, 5.964s, 2049			289,448	15,485

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.565s, 2046(F)			488,000	497,758

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.565s, 2046			1,400,000	1,312,080

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.773s, 2049			185,403	185,589
FRB Ser. 07-HQ12, Class A2FX, 5.773s, 2049			122,444	123,277
Ser. 07-IQ14, Class A2, 5.61s, 2049			320,898	322,325
Ser. 07-HQ11, Class C, 5.558s, 2044			352,000	356,822
Ser. 06-HQ10, Class AJ, 5.389s, 2041			258,000	265,972

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.356s, 2049			287,000	297,447

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			729,972	730,834

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			412,631	103,077

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			326,000	349,472
Ser. 12-C4, Class XA, IO, 2.016s, 2045			5,395,037	587,401

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.53s, 2048			57,235,652	504,246
Ser. 07-C34, IO, 0.494s, 2046			9,172,001	110,981

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.483s, 2042			15,434,465	39,667
Ser. 06-C26, Class XC, IO, 0.185s, 2045			11,397,419	17,324

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.439s, 2046			976,000	895,604

WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C, 4.646s, 2047			572,000	590,590
Ser. 13-C14, Class XA, IO, 1.059s, 2046			8,128,035	465,493

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.748s, 2045			499,000	524,106
FRB Ser. 11-C2, Class D, 5.647s, 2044			1,260,000	1,349,082
FRB Ser. 13-UBS1, Class D, 4.788s, 2046			664,000	627,659
Ser. 14-C19, Class D, 4.234s, 2047			371,000	331,697
Ser. 12-C10, Class XA, IO, 1.961s, 2045			3,521,874	371,276
Ser. 13-C12, Class XA, IO, 1.649s, 2048			9,826,394	851,398

				33,565,641
Residential mortgage-backed securities (non-agency) (0.8%)

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.663s, 2035			170,000	160,225

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.161s, 2037			283,660	194,307
FRB Ser. 14-RR2, Class 2A1, 3 1/2s, 2036			1,230,445	1,216,602
FRB Ser. 14-RR1, Class 2A2, 2.371s, 2036			472,304	397,326

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			2,103,415	1,966,693
FRB Ser. 05-51, Class 1A1, 0.475s, 2035			1,053,014	916,123
FRB Ser. 07-OA10, Class 2A1, 0.402s, 2047			590,973	505,282

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.428s, 2036			650,000	528,320

JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 9A3, 0.442s, 2035			537,942	519,222

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.924s, 2046			1,407,636	964,231

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.194s, 2046			1,672,627	1,538,817
FRB Ser. 06-AR3, Class A1B, 1.124s, 2046			676,907	552,017
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045			612,684	540,693
FRB Ser. 05-AR9, Class A1C3, 0.632s, 2045			659,431	593,488
FRB Ser. 05-AR13, Class A1B3, 0.512s, 2045			424,930	378,187
FRB Ser. 05-AR15, Class A1B3, 0.492s, 2045			918,316	806,557

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.331s, 2047			725,000	536,500

				12,314,590

Total mortgage-backed securities (cost $48,103,716)				$52,963,628

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$539,785	$456,086

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			115,000	107,238

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,721,000	2,621,684

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			883,284	737,542

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			2,039,965	1,703,371

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			470,000	513,066

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	5,212	2,155,666

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	214,250

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	216,750

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			175,000	165,375

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			475,000	451,250

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			360,000	334,987

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			980,000	1,089,270

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	204,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			95,900	111,244

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			790,000	804,813

Total foreign government and agency bonds and notes (cost $11,894,190)				$11,887,092

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$35,778	$35,979

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.528s, 2018			1,304,049	1,215,877

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			95,000	93,682

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			355,000	354,430

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			314,894	314,500

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			183,448	183,563

First Data Corp. bank term loan FRN 4.154s, 2021			68,903	69,001

First Data Corp. bank term loan FRN 4.154s, 2018			647,458	648,147

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			403,988	403,090

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			170,651	171,007

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.651s, 2017			722,336	595,927

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			50,490	50,957

Total senior loans (cost $4,161,930)				$4,136,160

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			554	$555,402

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			5,340	145,782

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			22,450	508,268

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,703	120,543

Total preferred stocks (cost $1,076,703)				$1,329,995

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.(S)			12,243	$197,847

Market Vectors Vietnam ETF (Vietnam)(S)			7,600	158,080

Total investment companies (cost $325,812)				$355,927

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			7,508	$172,567

United Technologies Corp. $3.75 cv. pfd.			2,600	169,494

Total convertible preferred stocks (cost $267,227)				$342,061

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$62,000	$87,846

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			149,000	162,410

Total convertible bonds and notes (cost $196,885)				$250,256

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15			$105,000	$107,036

Total municipal bonds and notes (cost $105,000)				$107,036

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$4,181

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	50,760	—

Total warrants (cost $10,263)				$4,181

SHORT-TERM INVESTMENTS (22.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		Shares	2,249,852	$2,249,852

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	47,427,489	47,427,489

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	258,450,997	258,450,997

SSgA Prime Money Market Fund 0.01%(P)		Shares	20,000	20,000

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.13%, October 16, 2014(SEG)(SEGSF)(SEGCCS)			$ 5,150,000	5,149,347

U.S. Treasury Bills with effective yields ranging from 0.07% to 0.12%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			18,922,000	18,919,842

Total short-term investments (cost $332,216,530)				$332,217,527

TOTAL INVESTMENTS

Total investments (cost $1,502,477,320)(b)				$1,666,155,012

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $229,115,005) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$267,228	$260,309	$6,919
	Australian Dollar	Sell	7/17/14	267,228	262,693	(4,535)
	Canadian Dollar	Buy	7/17/14	1,488,611	1,460,015	28,596
	Canadian Dollar	Sell	7/17/14	1,488,611	1,436,492	(52,119)
	Chilean Peso	Buy	7/17/14	15,624	15,562	62
	Chilean Peso	Sell	7/17/14	15,624	15,733	109
	Colombian Peso	Buy	7/17/14	1,555,369	1,479,371	75,998
	Colombian Peso	Sell	7/17/14	1,555,369	1,502,010	(53,359)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/14	29,294	19,845	9,449
	British Pound	Sell	9/17/14	3,110,910	3,047,456	(63,454)
	Canadian Dollar	Sell	7/17/14	1,500,695	1,476,577	(24,118)
	Euro	Sell	9/17/14	5,574,112	5,521,775	(52,337)
	Hong Kong Dollar	Sell	8/20/14	1,207,501	1,207,914	413
	Japanese Yen	Sell	8/20/14	1,181,316	1,164,550	(16,766)
	Mexican Peso	Buy	7/17/14	680,565	650,227	30,338
	New Zealand Dollar	Buy	7/17/14	1,375,452	1,371,905	3,547
	Norwegian Krone	Buy	9/17/14	678,849	693,697	(14,848)
	Singapore Dollar	Sell	8/20/14	1,315,198	1,306,370	(8,828)
	South African Rand	Sell	7/17/14	869,315	841,518	(27,797)
	South Korean Won	Buy	8/20/14	3,239,687	3,183,905	55,782
	Swedish Krona	Sell	9/17/14	1,300,999	1,298,839	(2,160)
	Swiss Franc	Buy	9/17/14	98,734	97,443	1,291
Citibank, N.A.
	Australian Dollar	Sell	7/17/14	2,261	31,589	29,328
	Brazilian Real	Buy	7/2/14	2,946,594	2,883,010	63,584
	Brazilian Real	Sell	7/2/14	2,946,594	2,940,605	(5,989)
	Brazilian Real	Buy	10/2/14	2,870,907	2,866,168	4,739
	Canadian Dollar	Buy	7/17/14	422,694	415,826	6,868
	Canadian Dollar	Sell	7/17/14	422,694	407,341	(15,353)
	Chilean Peso	Sell	7/17/14	794,672	790,746	(3,926)
	Danish Krone	Sell	9/17/14	1,450,539	1,438,764	(11,775)
	Euro	Sell	9/17/14	1,466,670	1,458,457	(8,213)
	Japanese Yen	Sell	8/20/14	1,463,780	1,443,156	(20,624)
	Mexican Peso	Buy	7/17/14	1,022,173	1,013,679	8,494
	New Zealand Dollar	Sell	7/17/14	60,418	99,781	39,363
	Norwegian Krone	Buy	9/17/14	4,461,327	4,522,460	(61,133)
	Thai Baht	Buy	8/20/14	891,683	893,894	(2,211)
	Thai Baht	Sell	8/20/14	891,683	890,142	(1,541)
Credit Suisse International
	Australian Dollar	Sell	7/17/14	1,461,982	1,448,277	(13,705)
	British Pound	Sell	9/17/14	2,907,210	2,846,514	(60,696)
	Canadian Dollar	Sell	7/17/14	1,849,193	1,769,074	(80,119)
	Euro	Sell	9/17/14	2,375,326	2,361,796	(13,530)
	Indian Rupee	Buy	8/20/14	2,261,882	2,278,088	(16,206)
	Japanese Yen	Sell	8/20/14	9,332,669	9,213,125	(119,544)
	New Zealand Dollar	Buy	7/17/14	940,808	962,389	(21,581)
	Norwegian Krone	Buy	9/17/14	1,927,928	1,969,740	(41,812)
	Singapore Dollar	Sell	8/20/14	631,414	627,099	(4,315)
	South Korean Won	Buy	8/20/14	884,220	868,972	15,248
	Swedish Krona	Sell	9/17/14	1,403,380	1,388,161	(15,219)
	Swiss Franc	Sell	9/17/14	6,315,136	6,232,356	(82,780)
Deutsche Bank AG
	Australian Dollar	Sell	7/17/14	1,422,703	1,409,276	(13,427)
	Canadian Dollar	Buy	7/17/14	1,492,358	1,450,866	41,492
	Canadian Dollar	Sell	7/17/14	1,492,358	1,440,638	(51,720)
	Czech Koruna	Buy	9/17/14	906,166	901,774	4,392
	Czech Koruna	Sell	9/17/14	906,166	897,972	(8,194)
	Euro	Sell	9/17/14	11,551,462	11,489,359	(62,103)
	Japanese Yen	Sell	8/20/14	712,791	702,566	(10,225)
	New Zealand Dollar	Buy	7/17/14	2,908,900	2,836,955	71,945
	Norwegian Krone	Buy	9/17/14	1,440,195	1,470,461	(30,266)
	Norwegian Krone	Sell	9/17/14	1,440,195	1,469,616	29,421
	Polish Zloty	Buy	9/17/14	881,555	877,215	4,340
	Swedish Krona	Sell	9/17/14	1,489,027	1,478,234	(10,793)
Goldman Sachs International
	Australian Dollar	Sell	7/17/14	3,203	7,323	4,120
	Canadian Dollar	Buy	7/17/14	1,492,077	1,441,671	50,406
	Canadian Dollar	Sell	7/17/14	1,492,077	1,439,955	(52,122)
	Japanese Yen	Sell	8/20/14	4,317,061	4,244,058	(73,003)
	Swedish Krona	Sell	9/17/14	1,474,176	1,485,178	11,002
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/14	1,082,852	1,059,725	(23,127)
	British Pound	Sell	9/17/14	11,288	11,051	(237)
	Canadian Dollar	Buy	7/17/14	168,441	164,465	3,976
	Canadian Dollar	Sell	7/17/14	168,441	167,714	(727)
	Indonesian Rupiah	Buy	8/20/14	1,718,850	1,760,978	(42,128)
	Indonesian Rupiah	Sell	8/20/14	1,718,850	1,739,616	20,766
	Japanese Yen	Sell	8/20/14	281,084	293,071	11,987
	Swedish Krona	Sell	9/17/14	3,013,122	3,007,594	(5,528)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/14	1,435,984	1,405,631	(30,353)
	Brazilian Real	Buy	7/2/14	1,851,279	1,802,450	48,829
	Brazilian Real	Sell	7/2/14	1,851,279	1,847,933	(3,346)
	Brazilian Real	Buy	10/2/14	338,132	327,353	10,779
	British Pound	Buy	9/17/14	3,625,033	3,558,748	66,285
	Canadian Dollar	Sell	7/17/14	1,963,206	1,873,687	(89,519)
	Euro	Sell	9/17/14	9,101,214	9,047,012	(54,202)
	Hungarian Forint	Sell	9/17/14	850,463	860,014	9,551
	Indian Rupee	Buy	8/20/14	2,318,159	2,330,351	(12,192)
	Japanese Yen	Buy	8/20/14	660,287	664,157	(3,870)
	Mexican Peso	Buy	7/17/14	532,804	524,598	8,206
	New Taiwan Dollar	Sell	8/20/14	1,754,433	1,743,498	(10,935)
	New Zealand Dollar	Buy	7/17/14	2,223,578	2,167,299	56,279
	Norwegian Krone	Buy	9/17/14	2,869,597	2,941,236	(71,639)
	Singapore Dollar	Sell	8/20/14	556,026	552,228	(3,798)
	Swedish Krona	Sell	9/17/14	3,812,176	3,805,448	(6,728)
	Thai Baht	Buy	8/20/14	13,841	13,863	(22)
	Thai Baht	Sell	8/20/14	13,841	13,852	11
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/14	1,871,159	1,803,134	(68,025)
	Brazilian Real	Buy	7/2/14	4,353,609	4,285,869	67,740
	Brazilian Real	Sell	7/2/14	4,353,609	4,354,989	1,380
	Brazilian Real	Buy	10/2/14	2,776,188	2,769,634	6,554
	British Pound	Buy	9/17/14	1,449,501	1,416,873	32,628
	Canadian Dollar	Sell	7/17/14	101,551	81,828	(19,723)
	Chilean Peso	Sell	7/17/14	1,470,368	1,424,545	(45,823)
	Chilean Peso	Buy	7/17/14	1,427,312	1,436,606	(9,294)
	Euro	Sell	9/17/14	1,901,137	1,889,560	(11,577)
	Japanese Yen	Sell	8/20/14	1,422,229	1,409,794	(12,435)
	Mexican Peso	Buy	7/17/14	1,469,431	1,451,404	18,027
	Mexican Peso	Sell	7/17/14	1,469,431	1,472,746	3,315
	New Taiwan Dollar	Sell	8/20/14	873,073	869,373	(3,700)
	New Zealand Dollar	Buy	7/17/14	1,462,188	1,415,803	46,385
	Norwegian Krone	Buy	9/17/14	4,851,737	4,915,325	(63,588)
	Singapore Dollar	Sell	8/20/14	1,279,910	1,271,249	(8,661)
	Swedish Krona	Sell	9/17/14	1,351,815	1,335,048	(16,767)
UBS AG
	Australian Dollar	Sell	7/17/14	2,978,879	2,899,310	(79,569)
	British Pound	Sell	9/17/14	7,542,703	7,381,458	(161,245)
	Canadian Dollar	Sell	7/17/14	1,972,760	1,901,780	(70,980)
	Japanese Yen	Sell	8/20/14	1,379,882	1,369,964	(9,918)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/14	1,532,156	1,492,048	40,108
	Australian Dollar	Sell	7/17/14	1,532,156	1,510,426	(21,730)
	British Pound	Buy	9/17/14	1,491,061	1,481,729	9,332
	Canadian Dollar	Buy	7/17/14	1,480,741	1,437,654	43,087
	Canadian Dollar	Sell	7/17/14	1,480,741	1,429,446	(51,295)
	Euro	Sell	9/17/14	4,092,102	4,068,877	(23,225)
	Japanese Yen	Sell	8/20/14	6,545,887	6,461,657	(84,230)
	New Zealand Dollar	Buy	7/17/14	1,522,431	1,499,800	22,631
	New Zealand Dollar	Sell	7/17/14	1,522,431	1,474,972	(47,459)

Total						$(1,274,939)

FUTURES CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	334	$14,781,432	Sep-14	$149,781
FTSE 100 Index (Short)	128	14,701,061	Sep-14	185,269
MSCI EAFE Index Mini (Short)	170	16,735,650	Sep-14	(88,188)
Russell 2000 Index Mini (Long)	482	57,372,460	Sep-14	1,678,806
Russell 2000 Index Mini (Short)	67	7,975,010	Sep-14	(233,629)
S&P 500 Index (Long)	9	4,392,900	Sep-14	(2,959)
S&P 500 Index E-Mini (Long)	873	85,222,260	Sep-14	1,272,834
S&P 500 Index E-Mini (Short)	345	33,678,900	Sep-14	(504,390)
S&P Mid Cap 400 Index E-Mini (Long)	85	12,149,050	Sep-14	277,949
S&P Mid Cap 400 Index E-Mini (Short)	159	22,725,870	Sep-14	(539,328)
SPI 200 Index (Long)	228	28,776,749	Sep-14	20,532
U.S. Treasury Bond 30 yr (Long)	123	16,874,063	Sep-14	89,126
U.S. Treasury Bond 30 yr (Short)	34	4,664,375	Sep-14	(35,338)
U.S. Treasury Bond Ultra 30 yr (Long)	62	9,296,125	Sep-14	62,906
U.S. Treasury Note 2 yr (Long)	198	43,479,563	Sep-14	(20,517)
U.S. Treasury Note 2 yr (Short)	151	33,158,656	Sep-14	18,588
U.S. Treasury Note 5 yr (Long)	479	57,221,789	Sep-14	(38,824)
U.S. Treasury Note 5 yr (Short)	58	6,928,734	Sep-14	(7,673)
U.S. Treasury Note 10 yr (Long)	187	23,407,141	Sep-14	33,785
U.S. Treasury Note 10 yr (Short)	11	1,376,891	Sep-14	(536)

Total				$2,318,194

TBA SALE COMMITMENTS OUTSTANDING at 6/30/14 (proceeds receivable $1,074,063) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, July 1, 2044	$1,000,000	7/14/14	$1,083,125

Total			$1,083,125

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$94,430,000	(E)	$248,624	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(23,789)
	62,364,000	(E)	440,953	9/17/19	3 month USD-LIBOR-BBA	2.25%	(141,009)
	34,133,000	(E)	685,366	9/17/24	3 month USD-LIBOR-BBA	3.25%	(98,212)
	5,850,000	(E)	(373,571)	9/17/44	3 month USD-LIBOR-BBA	4.00%	66,396

	Total		$1,001,372	$(196,614)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$265,851	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(38)
Barclays Bank PLC
	89,023	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(50)
	3,927,627	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,218)
	248,867	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(141)
	8,703	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6)
	31,517	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	297
	73,102	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	666
	561,251	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,231
	1,185,488	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,173
	712,734	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,717
	123,070	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,121
	399,437	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,640
	289,630	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,639
	503,083	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,937)
	85,283	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(489)
	76,935	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(601)
	38,420	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(300)
	38,420	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(300)
	77,123	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(603)
	200,369	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,566)
	77,123	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(603)
	69,337	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	653
	80,545	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(470)
	153,964	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,203)
	303,013	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,078)
Citibank, N.A.
	547,945	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,164
	535,788	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,050
baskets	515	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	24,228
units	11,290	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(78,980)
Credit Suisse International
	$3,153,225	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	24,949
	265,851	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(38)
	953,989	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(539)
Goldman Sachs International
	179,841	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(192)
	27,311	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(18)
	221,141	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(125)
	221,141	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(125)
	2,460,407	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,389)
	1,123,105	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,388)
	43,605	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(255)
	52,308	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(305)
	644,501	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(364)
	965,153	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,635)
	840,352	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	121
JPMorgan Chase Bank N.A.
	308,650	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(43)

Total		$—	$(11,350)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,757	$101,000	5/11/63	300 bp	$7,666
	CMBX NA BBB- Index	BBB-/P	6,050	98,000	5/11/63	300 bp	7,902
	CMBX NA BBB- Index	BBB-/P	2,953	49,000	5/11/63	300 bp	3,879
	CMBX NA BBB- Index	BBB-/P	1,504	22,000	5/11/63	300 bp	1,920
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,647	78,000	5/11/63	300 bp	10,121
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	7,551	184,000	5/11/63	300 bp	11,028
	CMBX NA BBB- Index	BBB-/P	11,036	144,000	5/11/63	300 bp	13,757
	CMBX NA BBB- Index	BBB-/P	7,212	99,000	5/11/63	300 bp	9,083
	CMBX NA BBB- Index	BBB-/P	2,738	90,000	5/11/63	300 bp	4,439
	CMBX NA BBB- Index	BBB-/P	1,586	90,000	5/11/63	300 bp	3,287
	CMBX NA BBB- Index	BBB-/P	6,891	89,000	5/11/63	300 bp	8,573
	CMBX NA BBB- Index	BBB-/P	5,855	89,000	5/11/63	300 bp	7,537
	CMBX NA BBB- Index	BBB-/P	1,367	89,000	5/11/63	300 bp	3,050
	CMBX NA BBB- Index	BBB-/P	7,022	88,000	5/11/63	300 bp	8,684
	CMBX NA BBB- Index	BBB-/P	9,717	86,000	5/11/63	300 bp	11,342
	CMBX NA BBB- Index	BBB-/P	5,492	69,000	5/11/63	300 bp	6,796
	CMBX NA BBB- Index	BBB-/P	708	61,000	5/11/63	300 bp	1,861
	CMBX NA BBB- Index	BBB-/P	388	50,000	5/11/63	300 bp	1,333
	CMBX NA BBB- Index	BBB-/P	230	12,000	5/11/63	300 bp	456
	CMBX NA BB Index	—	(292)	38,000	5/11/63	(500 bp)	(1,232)
	CMBX NA BB Index	—	(364)	38,000	5/11/63	(500 bp)	(1,304)
	CMBX NA BB Index	—	(347)	38,000	5/11/63	(500 bp)	(1,286)
	CMBX NA BB Index	—	880	44,000	5/11/63	(500 bp)	(208)
	CMBX NA BB Index	—	837	81,000	5/11/63	(500 bp)	(1,166)
	CMBX NA BB Index	—	(1,467)	84,000	5/11/63	(500 bp)	(3,545)
	CMBX NA BB Index	—	1,361	88,000	5/11/63	(500 bp)	(816)
	CMBX NA BB Index	—	2,429	92,000	5/11/63	(500 bp)	154
	CMBX NA BB Index	—	(596)	114,000	5/11/63	(500 bp)	(3,415)
	CMBX NA BB Index	—	(1,610)	83,000	5/11/63	(500 bp)	(3,663)
	CMBX NA BBB- Index	BBB-/P	(3,775)	195,000	5/11/63	300 bp	(90)
	CMBX NA BBB- Index	BBB-/P	12,467	117,000	5/11/63	300 bp	14,678
	CMBX NA BBB- Index	BBB-/P	4,450	103,000	5/11/63	300 bp	6,397
	CMBX NA BBB- Index	BBB-/P	2,356	99,000	5/11/63	300 bp	4,227
	CMBX NA BBB- Index	BBB-/P	(1,770)	98,000	5/11/63	300 bp	82
	CMBX NA BBB- Index	BBB-/P	67	97,000	5/11/63	300 bp	1,901
	CMBX NA BBB- Index	BBB-/P	336	97,000	5/11/63	300 bp	2,169
	CMBX NA BBB- Index	BBB-/P	3,924	82,000	5/11/63	300 bp	5,474
	CMBX NA BBB- Index	—	(4,365)	93,000	1/17/47	(300 bp)	(4,495)
	CMBX NA BBB- Index	—	(5,311)	94,000	1/17/47	(300 bp)	(5,442)
	Goldman Sachs International
	CMBX NA BB Index	—	(365)	38,000	5/11/63	(500 bp)	(1,305)
	CMBX NA BB Index	—	995	44,000	5/11/63	(500 bp)	(93)
	CMBX NA BBB- Index	BBB-/P	(1,632)	98,000	5/11/63	300 bp	222

	Total		$100,912	$129,958

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 22 Index	BBB+/P	$(170,894)	$11,915,000	6/20/19	100 bp	$67,913
	NA IG Series 22 Index	BBB+/P	(24,239)	1,690,000	6/20/19	100 bp	9,633
	NA IG Series 22 Index	BBB+/P	(346,083)	18,700,000	6/20/19	100 bp	28,713
	NA IG Series 22 Index	BBB+/P	(17,648)	1,000,000	6/20/19	100 bp	2,394
	NA IG Series 22 Index	BBB+/P	(101,907)	7,200,000	6/20/19	100 bp	42,400
	NA HY Series 22 Index	B+/P	(3,509,134)	40,322,700	6/20/19	500 bp	44,335
	NA HY Series 22 Index	B+/P	(1,732,679)	24,151,050	6/20/19	500 bp	395,651
	NA HY Series 22 Index	B+/P	(2,113,454)	29,614,860	6/20/19	500 bp	496,379
	NA IG Series 22 Index	BBB+/P	(42,116)	2,550,000	6/20/19	100 bp	8,993
	NA HY Series 22 Index	B+/P	(489,633)	6,730,020	6/20/19	500 bp	103,454

	Total		$(8,547,787)	$1,199,865

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,499,967,232.
(b)	The aggregate identified cost on a tax basis is $1,509,075,290, resulting in gross unrealized appreciation and depreciation of $169,336,325 and $12,256,603, respectively, or net unrealized appreciation of $157,079,722.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $276,236, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$143,757,002	$—	$96,329,513	$49,261	$47,427,489
	Putnam Short Term Investment Fund *	155,981,585	280,075,378	177,605,966	99,103	258,450,997
	Totals	$299,738,587	$280,075,378	$273,935,479	$148,364	$305,878,486

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,249,852, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,166,595.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 1,400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $418,271,588 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts, and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,263,979 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $401,965 and may include amounts related to unsettled agreements.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement. TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding, if any, are listed after the fund's portfolio.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$41,892,711	$—	$21,533
Capital goods	64,667,025	—	—
Communication services	33,420,949	—	—
Conglomerates	12,176,772	—	—
Consumer cyclicals	98,604,133	—	—
Consumer staples	65,445,176	—	63,186
Energy	71,005,060	—	2,494
Financials	171,526,378	—	146,484
Health care	110,629,241	—	—
Technology	124,633,765	—	—
Transportation	17,385,845	—	—
Utilities and power	32,673,855	—	—
Total common stocks	844,060,910	—	233,697
Convertible bonds and notes	—	250,256	—
Convertible preferred stocks	169,494	172,567	—
Corporate bonds and notes	—	248,829,086	5
Foreign government and agency bonds and notes	—	11,887,092	—
Investment companies	355,927	—	—
Mortgage-backed securities	—	52,963,628	—
Municipal bonds and notes	—	107,036	—
Preferred stocks	654,050	675,945	—
Senior loans	—	4,136,160	—
U.S. government and agency mortgage obligations	—	169,437,451	—
Warrants	—	4,181	—
Short-term investments	305,898,486	26,319,041	—

Totals by level	$1,151,138,867	$514,782,443	$233,702

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,274,939)	$—
Futures contracts	2,318,194	—	—
TBA sale commitments	—	(1,083,125)	—
Interest rate swap contracts	—	(1,197,986)	—
Total return swap contracts	—	(11,350)	—
Credit default contracts	—	9,776,698	—

Totals by level	$2,318,194	$6,209,298	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$9,796,299	$19,601
Foreign exchange contracts	1,125,102	2,400,041
Equity contracts	3,613,580	1,447,474
Interest rate contracts	711,793	1,764,860

Total	$15,246,774	$5,631,976

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)				4,000
Forward currency contracts (contract amount)				$432,600,000
Centrally cleared interest rate swap contracts (notional)				$180,500,000
OTC total return swap contracts (notional)				$157,600,000
OTC credit default contracts (notional)				$10,200,000
Centrally cleared credit default contracts (notional)				$101,000,000
Warrants (number of warrants)				51,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$23,471	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$23,471
	OTC Total return swap contracts*#	—	32,137	—	34,442	24,949	—	121	—	—	—	—	—	—	91,649
	OTC Credit default contracts*#	5,103	1,474	—	—	40,216	—	1,854	—	—	—	—	—	—	48,647
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	435,239	—	—	—	435,239
	Forward currency contracts#	111,684	100,820	—	152,376	15,248	151,590	65,528	36,729	199,940	—	176,029	—	115,158	1,125,102

	Total Assets	$116,787	$134,431	$23,471	$186,818	$80,413	$151,590	$67,503	$36,729	$199,940	$435,239	$176,029	$—	$115,158	$1,724,108

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	64,710	—	—	—		—	—	—	—	—	—	64,710
	OTC Total return swap contracts*#	38	12,565	—	78,980	577	—	10,796	—	43	—	—	—	—	102,999
	OTC Credit default contracts*#	—	—	—	—	17,573	—	2,028	—	—	—	—	—	—	19,601
	Centrally cleared credit default contracts§	—	—	159,258	—	—	—	—	—	—	—	—	—	—	159,258
	Futures contracts§	—	—	—	—	—	—	—	—	—	386,729	—	—	—	386,729
	Forward currency contracts#	110,013	210,308	—	130,765	469,507	186,728	125,125	71,747	286,604	—	259,593	321,712	227,939	2,400,041

	Total Liabilities	$110,051	$222,873	$223,968	$209,745	$487,657	$186,728	$137,949	$71,747	$286,647	$386,729	$259,593	$321,712	$227,939	$3,133,338

	Total Financial and Derivative Net Assets	$6,736	$(88,442)	$(200,497)	$(22,927)	$(407,244)	$(35,138)	$(70,446)	$(35,018)	$(86,707)	$48,510	$(83,564)	$(321,712)	$(112,781)	$(1,409,230)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$(189,981)	$20,000	$(10,000)	$—	$—	$—	$—	$(201,984)	$—
	Net amount	$6,736	$(88,442)	$(200,497)	$(22,927)	$(217,263)	$(55,138)	$(60,446)	$(35,018)	$(86,707)	$48,510	$(83,564)	$(119,728)	$(112,781)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014